As filed with the Securities and Exchange Commission on August 17, 2016

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

Post-Effective Amendment No. 77 |X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 79 |X|

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (914) 697-4946

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S710
Rye Brook, NY 10573
(Name and Address of Agent for Service)

With a copy to:

Matthew V. Curtin, Esq.
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
o	on _______, pursuant to paragraph (b)(1) of Rule 485
o	60 days after filing pursuant to paragraph (a)(1) of Rule 485
o	on _______, pursuant to paragraph (a)(1) of Rule 485
o	75 days after filing pursuant to paragraph (a)(2) of Rule 485
o	on _______, pursuant to paragraph (a)(2) of Rule 485

PROSPECTUS  |  August 17, 2016

IndexIQ ETF Trust

IQ Candriam SRI US Equity ETF (SRIU)
IQ Candriam SRI World Equity ETF (SRIW)
IQ Candriam SRI International Equity ETF (SRIN)
IQ Candriam SRI European Equity ETF (SRIE)
IQ Candriam SRI Asia Pacific Equity ETF (SRIA)

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured    |   May Lose Value   |   No Bank Guarantee

IndexIQ ETF Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds”. This Prospectus relates to the following Funds:

Name	CUSIP	Symbol
IQ Candriam SRI US Equity ETF	45409B 461	SRIU
IQ Candriam SRI World Equity ETF	45409B 438	SRIW
IQ Candriam SRI International Equity ETF	45409B 453	SRIN
IQ Candriam SRI European Equity ETF	45409B 446	SRIE
IQ Candriam SRI Asia Pacific Equity ETF	45409B 420	SRIA

Each Fund is an exchange-traded fund. This means that shares of the Funds are listed on a national securities exchange, such as the NYSE Arca, Inc., and trade at market prices. The market price for a Fund’s shares may be different from its net asset value per share (the “NAV”). Each fund has its own CUSIP number and exchange trading symbol.

Summary Information

IQ Candriam SRI US Equity ETF

Investment Objective

The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the IQ Candriam SRI US Equity Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.01%
Total Annual Fund Operating Expenses	0.36%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$37	$116

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”) with Candriam Belgium S.A. (“Candriam”) acting as index consultant to IndexIQ. The Underlying Index is designed to deliver exposure to equity securities of companies meeting sustainable and responsible investing (SRI) criteria developed by Candriam and weighted using a non-market-capitalization weighting methodology. The Underlying Index’s weighting methodology seeks to increase the exposure to companies with superior risk-return profiles. As of June 20, 2016, the market capitalization range of the Underlying Index was approximately $3.7 billion to $579 billion.

The first step in the SRI security selection process combines a sector-specific analysis and ranking of issuer-specific factors, including corporate governance, environmental impact, and labor practices, along with a macro analysis of the issuer’s exposure to global sustainability trends, including climate change, resource depletion, and health and wellness. This sector-specific analysis evaluates companies within the same sector against each other, using criteria specific to the particular sector. Except for the excluded activities described below, the SRI security selection process seeks to maintain exposure to all industry sectors of the economy (e.g., financials, industrials, consumer discretionary, consumer staples, materials, health care, energy, utilities and information technology). The SRI selection process analyzes securities comprising approximately 85% of the market capitalization of equity securities listed in the United States. The companies with an overall ranking in the top 70% of the eligible universe within each industry sector based on this SRI selection process are included in the Underlying Index, unless a company is excluded as a result of the second step in the SRI security selection process. The second step in the SRI security selection process is an exclusionary screen based on any continued and significant non-compliance with the principals within the United Nation’s Global Compact as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco sectors, or that utilize animal testing or genetic modification in research and development). As a result of this second step, the companies selected for inclusion in the Underlying Index represent less than 70% of the eligible universe.

Beginning with the securities selected through the SRI security selection process, the weighting of securities in the Underlying Index is determined through a two-step process. First, the weighting methodology takes into account financial criteria, including average sales, average net earnings, book value, and average operating cash flow, while also maintaining a minimum individual position size. As of June 20, 2016, the Underlying Index consisted of 283 component securities. Second, the weightings from the first step are then adjusted based on value factors (including, earnings yield, operating cash flow yield, and sales-to-enterprise value), quality factors (including, operating cash flow, operating margin, and return on equity), and volatility factors.

The Underlying Index is rebalanced quarterly.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund.

Equity Securities Risk

Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers’ ability to anticipate such changes that can adversely affect the value of the Fund’s holdings. Opportunity for greater gain often comes with greater risk of loss.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Financial Sector Risk

The Fund may invest a significant portion of its assets in companies in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Investment Style Risk

The Underlying Index seeks to provide exposure to the equity securities of companies meeting sustainable and responsible investing criteria. The Underlying Index excludes or limits exposure to securities of certain issuers for nonfinancial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of sustainable and responsible investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to sustainable and responsible issuers.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Mid-Cap Stock Risk

Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, temporary illiquidity, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Such companies may be more vulnerable to adverse business or market developments.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Passive Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Tracking Error Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Value Securities Risk

Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Value securities may go in and out of favor over time.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Investment Advisor

IndexIQ Advisors LLC (the “Advisor”) is the investment advisor to the Fund.

Portfolio Manager

The professionals jointly and primarily responsible for the day-to-day management of the Fund are Paul (Teddy) Fusaro and Greg Barrato. Mr. Fusaro, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since its inception and Mr. Barrato, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on NYSE Arca, Inc. through a broker-dealer.

Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Information

IQ Candriam SRI World Equity ETF

Investment Objective

The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the IQ Candriam SRI World Equity Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.01%
Total Annual Fund Operating Expenses	0.41%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$42	$132

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”) with Candriam Belgium S.A. (“Candriam”) acting as index consultant to IndexIQ. The Underlying Index is designed to deliver exposure to equity securities of companies meeting sustainable and responsible investing (SRI) criteria developed by Candriam and weighted using a non-market-capitalization weighting methodology. The Underlying Index’s weighting methodology seeks to increase the exposure to companies with superior risk-return profiles. As of June 20, 2016, the market capitalization range of the Underlying Index was approximately $2.1 billion to $579 billion.

The first step in the SRI security selection process combines a sector-specific analysis and ranking of issuer-specific factors, including corporate governance, environmental impact, and labor practices, along with a macro analysis of the issuer’s exposure to global sustainability trends, including climate change, resource depletion, and health and wellness. This sector-specific analysis evaluates companies within the same sector against each other, using criteria specific to the particular sector. Except for the excluded activities described below, the SRI security selection process seeks to maintain exposure to all industry sectors of the economy (e.g., financials, industrials, consumer discretionary, consumer staples, materials, health care, energy, utilities and information technology). The SRI selection process analyzes securities comprising approximately 85% of the market capitalization of equity securities listed in the following 23 U.S. and international developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The companies with an overall ranking in the top 70% of the eligible universe within each industry sector based on this SRI selection process are included in the Underlying Index, unless a company is excluded as a result of the second step in the SRI security selection process. The second step in the SRI security selection process is an exclusionary screen based on any continued and significant non-compliance with the principals within the United Nation’s Global Compact as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco sectors, or that utilize animal testing or genetic modification in research and development). As a result of this second step, the companies selected for inclusion in the Underlying Index represent less than 70% of the eligible universe.

Beginning with the securities selected through the SRI security selection process, the weighting of securities in the Underlying Index is determined through a two-step process. First, the weighting methodology takes into account financial criteria, including average sales, average net earnings, book value, and average operating cash flow, while also maintaining a minimum individual position size. As of June 20, 2016, the Underlying Index consisted of 798 component securities. Second, the weightings from the first step are then adjusted based on value factors (including, earnings yield, operating cash flow yield, and sales-to-enterprise value), quality factors (including, operating cash flow, operating margin, and return on equity), and volatility factors.

The Underlying Index is rebalanced quarterly.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund.

Currency Risk

The Fund will invest in securities denominated in currencies other than U.S. dollars (foreign currencies) and much of the income received by the Fund will be in foreign currencies, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Equity Securities Risk

Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers’ ability to anticipate such changes that can adversely affect the value of the Fund’s holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign securities markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Geographic Risk

A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region.

Geopolitical Risk

Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Financial Sector Risk

The Fund may invest a significant portion of its assets in companies in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Investment Style Risk

The Underlying Index seeks to provide exposure to the equity securities of companies meeting sustainable and responsible investing criteria. The Underlying Index excludes or limits exposure to securities of certain issuers for nonfinancial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of sustainable and responsible investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to sustainable and responsible issuers.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Mid-Cap Stock Risk

Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, temporary illiquidity, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Such companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk

Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, temporary illiquidity, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Such companies may be more vulnerable to adverse business or market developments.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Passive Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Tracking Error Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Value Securities Risk

Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Value securities may go in and out of favor over time.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Investment Advisor

IndexIQ Advisors LLC (the “Advisor”) is the investment advisor to the Fund.

Portfolio Manager

The professionals jointly and primarily responsible for the day-to-day management of the Fund are Paul (Teddy) Fusaro and Greg Barrato. Mr. Fusaro, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since its inception and Mr. Barrato, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on NYSE Arca, Inc. through a broker-dealer.

Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services.

These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Information

IQ Candriam SRI International Equity ETF

Investment Objective

The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the IQ Candriam SRI International Equity Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.01%
Total Annual Fund Operating Expenses	0.41%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$42	$132

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”) with Candriam Belgium S.A. (“Candriam”) acting as index consultant to IndexIQ. The Underlying Index is designed to deliver exposure to equity securities of companies meeting sustainable and responsible investing (SRI) criteria developed by Candriam and weighted using a non-market-capitalization weighting methodology. The Underlying Index’s weighting methodology seeks to increase the exposure to companies with superior risk-return profiles. As of June 20, 2016, the market capitalization range of the Underlying Index was approximately $2.1 billion to $238 billion.

The first step in the SRI security selection process combines a sector-specific analysis and ranking of issuer-specific factors, including corporate governance, environmental impact, and labor practices, along with a macro analysis of the issuer’s exposure to global sustainability trends, including climate change, resource depletion, and health and wellness. This sector-specific analysis evaluates companies within the same sector against each other, using criteria specific to the particular sector. Except for the excluded activities described below, the SRI security selection process seeks to maintain exposure to all industry sectors of the economy (e.g., financials, industrials, consumer discretionary, consumer staples, materials, health care, energy, utilities and information technology). The SRI selection process analyzes securities comprising approximately 85% of the market capitalization of equity securities listed in the following 21 international developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The companies with an overall ranking in the top 70% of the eligible universe within each industry sector based on this SRI selection process are included in the Underlying Index, unless a company is excluded as a result of the second step in the SRI security selection process. The second step in the SRI security selection process is an exclusionary screen based on any continued and significant non-compliance with the principals within the United Nation’s Global Compact as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco sectors, or that utilize animal testing or genetic modification in research and development). As a result of this second step, the companies selected for inclusion in the Underlying Index represent less than 70% of the eligible universe.

Beginning with the securities selected through the SRI security selection process, the weighting of securities in the Underlying Index is determined through a two-step process. First, the weighting methodology takes into account financial criteria, including average sales, average net earnings, book value, and average operating cash flow, while also maintaining a minimum individual position size. As of June 20, 2016, the Underlying Index consisted of 477 component securities. Second, the weightings from the first step are then adjusted based on value factors (including, earnings yield, operating cash flow yield, and sales-to-enterprise value), quality factors (including, operating cash flow, operating margin, and return on equity), and volatility factors.

The Underlying Index is rebalanced quarterly.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund.

Currency Risk

The Fund will invest in securities denominated in currencies other than U.S. dollars (foreign currencies) and much of the income received by the Fund will be in foreign currencies, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Equity Securities Risk

Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers’ ability to anticipate such changes that can adversely affect the value of the Fund’s holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign securities markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Geographic Risk

A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region.

Geopolitical Risk

Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Financial Sector Risk

The Fund may invest a significant portion of its assets in companies in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Investment Style Risk

The Underlying Index seeks to provide exposure to the equity securities of companies meeting sustainable and responsible investing criteria. The Underlying Index excludes or limits exposure to securities of certain issuers for nonfinancial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of sustainable and responsible investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to sustainable and responsible issuers.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Mid-Cap Stock Risk

Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, temporary illiquidity, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Such companies may be more vulnerable to adverse business or market developments.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Passive Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Tracking Error Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Value Securities Risk

Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Value securities may go in and out of favor over time.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Investment Advisor

IndexIQ Advisors LLC (the “Advisor”) is the investment advisor to the Fund.

Portfolio Manager

The professionals jointly and primarily responsible for the day-to-day management of the Fund are Paul (Teddy) Fusaro and Greg Barrato. Mr. Fusaro, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since its inception and Mr. Barrato, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on NYSE Arca, Inc. through a broker-dealer.

Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Information

IQ Candriam SRI European Equity ETF

Investment Objective

The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the IQ Candriam SRI European Equity Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.01%
Total Annual Fund Operating Expenses	0.46%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$47	$148

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”) with Candriam Belgium S.A. (“Candriam”) acting as index consultant to IndexIQ. The Underlying Index is designed to deliver exposure to equity securities of companies meeting sustainable and responsible investing (SRI) criteria developed by Candriam and weighted using a non-market-capitalization weighting methodology. The Underlying Index’s weighting methodology seeks to increase the exposure to companies with superior risk-return profiles. As of June 20, 2016, the market capitalization range of the Underlying Index was approximately $3.2 billion to $238 billion.

The first step in the SRI security selection process combines a sector-specific analysis and ranking of issuer-specific factors, including corporate governance, environmental impact, and labor practices, along with a macro analysis of the issuer’s exposure to global sustainability trends, including climate change, resource depletion, and health and wellness. This sector-specific analysis evaluates companies within the same sector against each other, using criteria specific to the particular sector. Except for the excluded activities described below, the SRI security selection process seeks to maintain exposure to all industry sectors of the economy (e.g., financials, industrials, consumer discretionary, consumer staples, materials, health care, energy, utilities and information technology). The SRI selection process analyzes securities comprising approximately 85% of the market capitalization of equity securities listed in the following 15 European developed market country indexes: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The companies with an overall ranking in the top 70% of the eligible universe within each industry sector based on this SRI selection process are included in the Underlying Index, unless a company is excluded as a result of the second step in the SRI security selection process. The second step in the SRI security selection process is an exclusionary screen based on any continued and significant non-compliance with the principals within the United Nation’s Global Compact as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco sectors, or that utilize animal testing or genetic modification in research and development). As a result of this second step, the companies selected for inclusion in the Underlying Index represent less than 70% of the eligible universe.

Beginning with the securities selected through the SRI security selection process, the weighting of securities in the Underlying Index is determined through a two-step process. First, the weighting methodology takes into account financial criteria, including average sales, average net earnings, book value, and average operating cash flow, while also maintaining a minimum individual position size. As of June 20, 2016, the Underlying Index consisted of 280 component securities. Second, the weightings from the first step are then adjusted based on value factors (including, earnings yield, operating cash flow yield, and sales-to-enterprise value), quality factors (including, operating cash flow, operating margin, and return on equity), and volatility factors.

The Underlying Index is rebalanced quarterly.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund.

Currency Risk

The Fund will invest in securities denominated in currencies other than U.S. dollars (foreign currencies) and much of the income received by the Fund will be in foreign currencies, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Equity Securities Risk

Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers’ ability to anticipate such changes that can adversely affect the value of the Fund’s holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign securities markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Geographic Concentration in Europe

Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. A significant decline in the value of the euro, or the exit of a country from the EMU, may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe.

Geographic Risk

A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region.

Geopolitical Risk

Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Financial Sector Risk

The Fund may invest a significant portion of its assets in companies in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Investment Style Risk

The Underlying Index seeks to provide exposure to the equity securities of companies meeting sustainable and responsible investing criteria. The Underlying Index excludes or limits exposure to securities of certain issuers for nonfinancial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of sustainable and responsible investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to sustainable and responsible issuers.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Mid-Cap Stock Risk

Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, temporary illiquidity, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Such companies may be more vulnerable to adverse business or market developments.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Passive Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Tracking Error Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Value Securities Risk

Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Value securities may go in and out of favor over time.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Investment Advisor

IndexIQ Advisors LLC (the “Advisor”) is the investment advisor to the Fund.

Portfolio Manager

The professionals jointly and primarily responsible for the day-to-day management of the Fund are Paul (Teddy) Fusaro and Greg Barrato. Mr. Fusaro, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since its inception and Mr. Barrato, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on NYSE Arca, Inc. through a broker-dealer.

Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Information

IQ Candriam SRI Asia Pacific Equity ETF

Investment Objective

The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the IQ Candriam SRI Asia Pacific Equity Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.01%
Total Annual Fund Operating Expenses	0.46%

(a)	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$47	$148

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund had not yet commenced operations.

Principal Investment Strategies

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”) with Candriam Belgium S.A. (“Candriam”) acting as index consultant to IndexIQ. The Underlying Index is designed to deliver exposure to equity securities of companies meeting sustainable and responsible investing (SRI) criteria developed by Candriam and weighted using a non-market-capitalization weighting methodology. The Underlying Index’s weighting methodology seeks to increase the exposure to companies with superior risk-return profiles. As of June 20, 2016, the market capitalization range of the Underlying Index was approximately $2.1 billion to $161 billion.

The first step in the SRI security selection process combines a sector-specific analysis and ranking of issuer-specific factors, including corporate governance, environmental impact, and labor practices, along with a macro analysis of the issuer’s exposure to global sustainability trends, including climate change, resource depletion, and health and wellness. This sector-specific analysis evaluates companies within the same sector against each other, using criteria specific to the particular sector. Except for the excluded activities described below, the SRI security selection process seeks to maintain exposure to all industry sectors of the economy (e.g., financials, industrials, consumer discretionary, consumer staples, materials, health care, energy, utilities and information technology). The SRI selection process analyzes securities comprising approximately 85% of the market capitalization of equity securities listed in the following five Asia Pacific developed countries Australia, Hong Kong, Japan, New Zealand, and Singapore. The companies with an overall ranking in the top 70% of the eligible universe within each industry sector based on this SRI selection process are included in the Underlying Index, unless a company is excluded as a result of the second step in the SRI security selection process. The second step in the SRI security selection process is an exclusionary screen based on any continued and significant non-compliance with the principals within the United Nation’s Global Compact as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco sectors, or that utilize animal testing or genetic modification in research and development). As a result of this second step, the companies selected for inclusion in the Underlying Index represent less than 70% of the eligible universe.

Beginning with the securities selected through the SRI security selection process, the weighting of securities in the Underlying Index is determined through a two-step process. First, the weighting methodology takes into account financial criteria, including average sales, average net earnings, book value, and average operating cash flow, while also maintaining a minimum individual position size. As of June 20, 2016, the Underlying Index consisted of 279 component securities. Second, the weightings from the first step are then adjusted based on value factors (including, earnings yield, operating cash flow yield, and sales-to-enterprise value), quality factors (including, operating cash flow, operating margin, and return on equity), and volatility factors.

The Underlying Index is rebalanced quarterly.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. The Fund’s Shares will change in value and you could lose money by investing in the Fund. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should consider carefully the following risks before investing in the Fund.

Currency Risk

The Fund will invest in securities denominated in currencies other than U.S. dollars (foreign currencies) and much of the income received by the Fund will be in foreign currencies, but the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore the Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both the Fund’s ability to track the Underlying Index and Fund returns in general may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Equity Securities Risk

Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers’ ability to anticipate such changes that can adversely affect the value of the Fund’s holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk

The Fund invests in the securities of non-U.S. issuers, which securities involve risks beyond those associated with investments in U.S. securities.

Foreign Securities Valuation Risk

To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on foreign securities markets (i.e., the value of the Underlying Index is not based on fair value prices), the valuation of the Fund’s NAV may deviate from the calculation of the Underlying Index.

Geographic Concentration in Asia

Investments in securities of issuers in certain Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Some Asian economies are highly dependent on trade and economic conditions in other countries within and outside of Asia can impact these economies.

Geographic Risk

A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region.

Geopolitical Risk

Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Financial Sector Risk

The Fund may invest a significant portion of its assets in companies in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Investment Style Risk

The Underlying Index seeks to provide exposure to the equity securities of companies meeting sustainable and responsible investing criteria. The Underlying Index excludes or limits exposure to securities of certain issuers for nonfinancial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of sustainable and responsible investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to sustainable and responsible issuers.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Mid-Cap Stock Risk

Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, temporary illiquidity, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Such companies may be more vulnerable to adverse business or market developments.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Passive Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Risk of Investing in Depositary Receipts

The Fund may invest in depositary receipts, including certain unsponsored depositary receipts. Both sponsored and unsponsored depositary receipts involve risk not experienced when investing directly in the equity securities of an issuer.

Tracking Error Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Value Securities Risk

Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Value securities may go in and out of favor over time.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.

Investment Advisor

IndexIQ Advisors LLC (the “Advisor”) is the investment advisor to the Fund.

Portfolio Manager

The professionals jointly and primarily responsible for the day-to-day management of the Fund are Paul (Teddy) Fusaro and Greg Barrato. Mr. Fusaro, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since its inception and Mr. Barrato, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on NYSE Arca, Inc. through a broker-dealer.

Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Overview

The Trust is an investment company consisting of a number of separate investment portfolios (each, a “Fund” and collectively, the “Funds”) that are exchange-traded funds (“ETFs”). ETFs are index funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index fund investing. The investment objective of each Fund is to replicate as closely as possible, before fees and expenses, the price and yield performance of a particular index (each, an “Underlying Index”) developed by IndexIQ LLC (“IndexIQ”), an affiliate of the Funds’ investment advisor.

This Prospectus provides the information you need to make an informed decision about investing in the Funds. It contains important facts about the Trust as a whole and each Fund in particular.

IndexIQ Advisors LLC (the “Advisor”) is the investment advisor to each Fund.

Premium/Discount Information

As of the date of this Prospectus, the IQ Candriam SRI US Equity ETF, IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF have not yet commenced operations and therefore have not accumulated information to report regarding the extent and frequency with which market prices of Shares have tracked each Fund’s NAV.

Information regarding the extent and frequency with which market prices of Shares has tracked the relevant Fund’s NAV for the most recently completed calendar year and the quarters since that year will be available without charge on the Funds’ website at www.indexiq.com.

Description of the Principal Investment Strategies of the Funds

Each Fund employs a “passive management” — or indexing — investment approach designed to track the performance of its Underlying Index. The Advisor seeks a correlation over time of 0.95 or better between each Fund’s performance, before fees and expenses, and the performance of its Underlying Index. A figure of 1.00 would represent perfect correlation.

Each of IQ Candriam SRI US Equity ETF, IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF generally will invest in all of the securities that comprises its Underlying Index in proportion to their weightings in the Underlying Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Underlying Index in those weightings. In those circumstances, a Fund may purchase a sample of the securities in the Underlying Index or utilize various combinations of other available investment techniques in seeking to replicate generally the performance of the Underlying Index as a whole.

There also may be instances in which the Advisor, as applicable, may choose to (i) overweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Advisor believes are appropriate to substitute for certain securities in the Underlying Index or (iii) utilize various combinations of other available investment techniques in seeking to track the Underlying Index. Each Fund may sell securities that are represented in the applicable

Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Under normal circumstances, each Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities and other instruments that make up its Underlying Index (the “Underlying Index Components”). In determining the Fund’s net assets for the purposes of this 80% threshold, accounting practices do not include collateral held under the Fund’s securities lending program, as such collateral does not represent a true asset of the relevant Fund.

Each Fund may invest up to 20% of its net assets in investments not included in the Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, there may be instances in which the Advisor may choose to purchase (or sell) securities not in the Underlying Index which the Advisor believes are appropriate to substitute for one or more Underlying Index Components in seeking to replicate, before fees and expenses, the performance of the Underlying Index.

At least 80% of each Fund’s net assets will be comprised of equity securities.

To the extent that each Fund’s Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, each Fund will concentrate its investment to approximately the same extent as its Underlying Index.

As Fund cash flows permit, the Advisor may use cash flows to adjust the weights of each Fund’s Underlying investments in an effort to minimize any differences in weights between each Fund and its respective Underlying Index.

The Underlying Index Components of the IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF generally provide exposures to non-U.S. equity securities. IndexIQ determines the “domicile” of each Underlying Index Component, as applicable, by using data provided by an unaffiliated third-party data service, which, in turn, uses the following criteria to determine a company’s domicile:

• the country where the company is incorporated;

• the country where the company is headquartered;

• the country where the company has a majority of its operations;

• the country where the company generates the largest proportion of its sales; and

• the country where the company’s shares are traded in the most liquid manner.

At least 40% of the IQ Candriam SRI World Equity ETF’s net assets will be comprised of securities of issuers in two or more non-U.S. countries. At least 80% of the IQ Candriam SRI International Equity ETF’s net assets will be comprised of securities of issuers in non-U.S. countries. At least 80% of the IQ Candriam SRI European Equity ETF’s net assets will be comprised of securities of issuers in European countries. At least 80% of the IQ Candriam SRI Asia Pacific Equity ETF’s net assets will be comprised of securities of issuers in countries in the Asia Pacific region.

To the extent the Advisor to the Funds makes investments on behalf of the Funds that are regulated by the Commodities Futures Trading Commission, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Advisor has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and is therefore not subject to registration as a commodity pool operator under the CEA.

Additional Investment Strategies

In addition to its principal investment strategies, each Fund may also invest in money market instruments, including short-term debt instruments and repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), rather than Underlying Index Components, when it would be more efficient or less expensive for the Fund to do so, for liquidity purposes, or to earn interest. In addition to investing directly in the Underlying Index Components, a Fund may invest in Underlying Index Components indirectly through ETPs. Swaps may be used by each Fund to seek performance that tracks its Underlying Index and to manage cash flows. The Advisor anticipates that it may take approximately two business days (i.e., each day the NYSE is open for trading) for additions and deletions to a Fund’s Underlying Index to be reflected in the portfolio composition of that Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Funds’ Statement of Additional Information (the “SAI”) under “Investment Restrictions.”

Securities Lending

A Fund may lend its portfolio securities. In connection with such loans, a Fund receives liquid collateral equal to at least 102% (105% for foreign securities) of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Description of the Principal Risks of the Funds

Investors in the Funds should carefully consider the risks of investing in the Funds as set forth in each Fund’s Summary Information section under “Principal Risks.”

Currency Risk

This risk applies to IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF.

Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, Fund’s investments in foreign currency denominated securities may reduce the return of the Fund.

Equity Securities Risk

Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Fund buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on domestic stock exchanges, foreign stock exchanges, or in the over-the-counter market.

There are many different types of equity securities, including (without limitation) common stocks, preferred stocks, ADRs, and real estate investment trusts.

The risks involved with investing in equity securities include (without limitation):

•	Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

•	Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

Foreign Securities Risk

This risk applies to IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF.

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent a Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Geographic Concentration in Europe

This risk applies to IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF and IQ Candriam SRI European Equity ETF.

Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the European Union (EU). Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro, or the exit of a country from the EMU, may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

Geographic Concentration in Asia

This risk applies to IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF.

Investments in securities of issuers in certain Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Some Asian economies are highly dependent on trade and economic conditions in other countries within and outside of Asia can impact these economies.

Geographic Risk

Some of the markets in which the Funds invest are located in parts of the world that have historically been prone to natural disasters, such as earthquakes, tornadoes, volcanic eruptions, droughts, floods, hurricanes or tsunamis, and are economically sensitive to environmental events. Any such event may adversely impact the economies of these geographic areas, causing an adverse impact on the value of a Fund.

Geopolitical Risk

This risk applies to IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF.

Some countries and regions in which the Funds invest have experienced security concerns, war, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, a Fund’s exposure to the other risks described herein will likely increase. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause a Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer them on a more limited basis. Each of the foregoing may negatively impact a Fund’s investments.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies. The Underlying Indices are new and have limited historical performance data that is not predictive of future results.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Financial Sector Risk

The Fund may invest a significant portion of its assets in companies in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Investment Style Risk

The Underlying Index seeks to provide exposure to the equity securities of companies meeting sustainable and responsible investing criteria. The Underlying Index excludes or limits exposure to securities of certain issuers for nonfinancial reasons, and the Fund may forgo some market opportunities available to funds that do not use these criteria. The application of sustainable and responsible investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to sustainable and responsible issuers.

The assessment of a company’s sustainable and responsible investment characteristics may change over time, which could cause an Underlying Index to temporarily hold securities that do not comply with the Underlying Index’s sustainable and responsible investing criteria. Determinations about a company’s sustainable and responsible investment characteristics are dependent upon information and data that may be incomplete, inaccurate or unavailable, which could result in an incorrect assessment regarding a company’s sustainable and responsible investment characteristics.

Management Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Mid-Cap Stocks

The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are smaller compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of mid-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become.

New Fund Risk

Each of the Funds will be a new fund upon its commencement of operations. As new funds, there can be no assurance that they will grow to or maintain an economically viable size, in which case they may experience greater tracking error to their Underlying Indices than they otherwise would at higher asset levels or they could ultimately liquidate.

Passive Management Risk

Unlike many investment companies, the Funds are not “actively” managed. Therefore, a Fund would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Fund’s Underlying Index.

Risk of Investing in Depositary Receipts

This risk applies to IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF.

The Funds may invest in listed and liquid depositary receipts, including listed unsponsored depositary receipts. Unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. These investments may involve additional risks and considerations including, for example, risks related to adverse political and economic developments unique to a country or region, currency fluctuations or controls and the possibility of expropriation, nationalization or confiscatory taxation. The issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. Additionally, to the extent the value of a depositary receipt held by a Fund fails to track that of the underlying security, the use of the depositary receipt may result in tracking error in such Fund.

Tracking Error Risk

Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur. For example, a Fund may not be able to invest in certain securities included in its Underlying Index due to restrictions or limitations imposed, by or a lack of liquidity in, certain countries in which such securities trade, or may be delayed in purchasing or selling securities included in the Underlying Index. To the extent a Fund intends to engage in a significant portion in cash transactions for the creation and redemption of Shares, such practice may affect the Fund’s ability to match the return of its Underlying Index.

Trading Price Risk

It is expected that the shares of each Fund (in each case, “Shares”) will be listed for trading on NYSE Arca and will be bought and sold in the Secondary Market at market prices. Although it is generally expected that the market price of the Shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares in the Secondary Market, and you may receive less than NAV when you sell those Shares in the Secondary Market.

The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Value Securities Risk

Value securities are those issued by companies that may be perceived as undervalued. Value securities may fail to appreciate for long periods of time and may never realize their full potential value. Under certain market conditions, value securities have performed better during periods of economic recovery. Therefore, value securities may go in and out of favor over time.

Additional Risks

Trading Issues

Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

A Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exist the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Fluctuation of Net Asset Value

The NAV of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca. The Advisor cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Underlying Index trading individually or in the aggregate at any point in time. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Advisor believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Tax Risks

To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. If for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.

Furthermore, the tax treatment of derivatives is unclear for purposes of determining a Fund’s tax status. In addition, a Fund’s transactions in derivatives may result in the Fund realizing more short-term capital gains and ordinary income that are subject to higher ordinary income tax rates than if it did not engage in such transactions.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Shares are not Individually Redeemable

Shares may be redeemed by the Funds only in large blocks known as “Creation Units” which are expected to be worth in excess of one million dollars each. The Trust may not redeem Shares in fractional Creation Units. Only certain large institutions that enter into agreements with the Distributor are authorized to transact in Creation Units with the Funds. These entities are referred to as “Authorized Participants.” All other persons or entities transacting in Shares must do so in the Secondary Market.

Absence of Prior Active Market

Although Shares are approved for listing and have been trading on the NYSE Arca, there can be no assurance that an active trading market will continue to develop and be maintained for the Shares. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case a Fund may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or the Fund may ultimately liquidate.

Please refer to the SAI for a more complete discussion of the risks of investing in Shares.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that such Fund’s prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Creation and Redemption of Creation Units

The Funds issue and redeem Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” For each Fund, a Creation Unit is comprised of 50,000 Shares. The number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Funds may not issue fractional Creation Units. To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”), or (2) a participant of DTC (a “DTC Participant”), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participation Agreement”). Because Creation Units cost over one million dollars each, it is expected that only large institutional investors will purchase and redeem Shares directly from the Funds in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market.

Retail investors may acquire Shares in the Secondary Market (not from the Funds) through a broker or dealer. Shares are listed on the NYSE Arca and are publicly traded. For information about acquiring Shares in the Secondary Market, please contact your broker or dealer. If you want to sell Shares in the Secondary Market, you must do so through your broker or dealer.

When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

The creation and redemption processes discussed above are summarized, and such summary only applies to shareholders who purchase or redeem Creation Units (they do not relate to shareholders who purchase or sell Shares in the Secondary Market). Authorized Participants should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

Buying and Selling Shares in the Secondary Market

Most investors will buy and sell Shares of each Fund in Secondary Market transactions through brokers. Shares of each Fund will be listed for trading on the Secondary Market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly-traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots” at no per-Share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer.

Book Entry

Shares of each Fund are held in book-entry form and no stock certificates are issued. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of a Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

Management

The Board of Trustees of the Trust is responsible for the general supervision of the Funds. The Board of Trustees appoints officers who are responsible for the day-to-day operations of the Funds.

Investment Advisor

The Advisor has been registered as an investment advisor with the SEC since August 2007, has provided investment advisory services to registered investment companies since June 2008, and is a wholly-owned indirect subsidiary of New York Life Investment Management Holdings LLC. The Advisor’s principal office is at 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573. As of June 30, 2016 the Advisor had approximately $2.0 billion in assets under management.

The Advisor has overall responsibility for the general management and administration of the Trust. The Advisor provides an investment program for the Funds. The Advisor has arranged for custody, fund administration, transfer agency and all other non-distribution related services necessary for the Funds to operate.

As compensation for its services and its assumption of certain expenses, each Fund pays the Advisor a management fee equal to a percentage of a Fund’s average daily net assets that is calculated daily and paid monthly, as follows:

Fund Name	Management Fee
IQ Candriam SRI US Equity ETF	0.35%
IQ Candriam SRI World Equity ETF	0.40%
IQ Candriam SRI International Equity ETF	0.40%
IQ Candriam SRI European Equity ETF	0.45%
IQ Candriam SRI Asia Pacific Equity ETF	0.45%

The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

The Advisor serves as advisor to each Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Advisory Agreement was approved by the Independent Trustees of the Trust at its annual meeting. The basis for the Trustees’ approval of the Advisory Agreement will be available in the Trust’s Annual or Semiannual Report to shareholders.

Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses including taxes; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Fund. The Advisor and the Fund have obtained an exemptive order (the “Order”) from the SEC permitting the Advisor, on behalf of the Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions. The Fund will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Fund’s sole shareholder has approved the use of the Order. Please see the SAI for more information on the Order.

The Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds also may invest. The Advisor does not use inside information in making investment decisions on behalf of the Funds.

Portfolio Management

The Advisor acts as advisor to the Funds and is responsible for managing the investment portfolios of the Funds and will direct the purchase and sale of the Funds’ investment securities. The Advisor utilizes a team of investment professionals acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of each Fund’s investment objective. For these services, the Advisor is paid a monthly fee by the Funds.

The portfolio managers jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are Paul (Teddy) Fusaro and Greg Barrato.

Teddy Fusaro has been Senior Vice President of the Advisor and portfolio manager since August 2013, at which time he joined the Advisor. Prior to joining the Advisor, Mr. Fusaro served as Vice President, Trader and Portfolio Manager at Rafferty Asset Management LLC from 2009 to 2013 and as Analyst at Goldman Sachs & Co. from 2007 to 2009. Mr. Fusaro is a 2007 graduate from Providence College.

Greg Barrato joined the Advisor as Vice President in November 2010 and has been Senior Vice President of the Advisor since August 2013. Prior to joining the Advisor, Mr. Barrato served as Head Global Equity Trader and Trader at Lucerne Capital Management, LLC from 2008 to 2010 and as Assistant Trader and Operations Manager at ReachCapital Management, LP from 2004 to 2008. Mr. Barrato is a 2002 graduate from the University of Connecticut.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

Other Service Providers

Index Provider

IndexIQ is the index provider for the Funds. IndexIQ is in the business of developing and maintaining financial indexes, including the Underlying Indices. Presently, IndexIQ has developed and is maintaining a number of indices in addition to the Underlying Indices, of which 14 are currently being used by registered investment companies. IndexIQ has entered into an index licensing agreement (the “Licensing Agreement”) with the Advisor to allow the Advisor’s use of the Underlying Indices for the operation of the Funds. The Advisor pays licensing fees to IndexIQ from the Advisor’s management fees or other resources. The Advisor has, in turn, entered into a sub-licensing agreement (the “Sub-Licensing Agreement”) with the Trust to allow the Funds to utilize the Underlying Indices. The Funds pay no fees to IndexIQ or the Advisor under the Sub-Licensing Agreement. Additional information regarding the Underlying Indices developed and maintained by IndexIQ, including the index methodology and composition, is available at www.indexiq.com.

Index Consultant

Candriam serves as the index consultant to IndexIQ for the Underlying Indices. In its role as index consultant, Candriam assists IndexIQ with the development, calculation and maintenance of the Underlying Indices. Candriam is an investment advisor with experience with sustainable and responsible investing strategies. As of December 31, 2015, Candriam managed approximately $88.5 billion in assets.

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”), located at One Wall Street, New York, New York 10286, serves as the Funds’ Administrator, Custodian, Transfer Agent and Securities Lending Agent. BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

Distributor

ALPS Distributors, Inc. (“ALPS”), 1290 Broadway, Suite 1100, Denver, Colorado 80203 serves as the Distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a Secondary Market in Shares. NYLIFE Distributors LLC has entered into a Services Agreement with ALPS to distribute the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Kaye Scholer LLP, 250 West 55th Street, New York, New York 10019, serves as counsel to the Trust and the Funds.

Frequent Trading

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Funds are expected to be attractive to active institutional and retail investors interested in buying and selling Fund Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, a Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in a Fund’s Shares occurs on the Secondary Market. Because Secondary Market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Funds, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs (a Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Fund’s Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. Each Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

The Board of Trustees has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Funds. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Funds. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

Distribution and Service Plan

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.10% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts (“Payments”) to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments. The Advisor may make Payments for such third parties to organize or participate in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about ETFs, including ETFs advised by the Advisor, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). The Advisor also may make Payments to third parties to help defray costs typically covered by a trading commission, such as certain printing, publishing and mailing costs or materials relating to the marketing of services related to exchange-traded products (such as commission-free trading platforms) or exchange-traded products in general (“Administrative Costs”). As of the date of this Prospectus, the Advisor has agreed to make Payments to Charles Schwab & Co., Inc. (“Charles Schwab”) for the services described above, including Education Costs and Administrative Costs. The Advisor has agreed to make payments to Charles Schwab based on an annual fee for its services, as well as based on the average daily assets held by Charles Schwab customers in certain ETFs advised by the Advisor.

Determination of Net Asset Value (NAV)

The NAV of the Shares for the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of Shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in each Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in each Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places. The NAV is calculated by the Administrator and Custodian and determined each Business Day as of the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. New York time).

In calculating NAV, each Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca, and the value of such securities used in computing the Fund’s NAV are generally determined as of such times. A Fund’s foreign securities may trade on weekends or other days when Fund Shares do not trade. Consequently the value of portfolio securities of a Fund may change on days when Shares of the Fund cannot be purchased or sold.

When market quotations are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before each Fund’s NAV is calculated.

The frequency with which the Funds’ investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, they may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing each Fund’s investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine each Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV.

Indicative Intra-Day Value

The approximate value of each Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the NYSE Arca every 15 seconds during hours of trading on the NYSE Arca. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

An independent third party calculator calculates the IIV for each Fund during hours of trading on the NYSE Arca by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owed to a Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Trust’s website.

The Funds provide the independent third party calculator with information to calculate the IIV, but the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

Dividends, Distributions and Taxes

Net Investment Income and Capital Gains

As a Fund shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Funds pay out substantially all of their net earnings to their shareholders as “distributions.”

The Funds typically earn income dividends from stocks and interest from debt securities. These amounts, net of expenses, typically are passed along to Fund shareholders as dividends from net investment income. The Funds realize capital gains or losses whenever they sell securities. Net capital gains typically are passed along to shareholders as “capital gain distributions.”

Net investment income and net capital gains typically are distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”). In addition, the Funds may decide to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period, in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of a distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional Shares of a Fund only if the broker through which you purchased Shares makes such option available.

U.S. Federal Income Taxation

The following is a summary of the material U.S. federal income tax considerations applicable to an investment in Shares of a Fund. The summary is based on the laws in effect on the date of this

Prospectus and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of a Fund, and does not address the consequences to Fund shareholders holding Shares through a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules, such as U.S. tax-exempt entities. This discussion does not discuss any aspect of U.S. state, local, estate, gift or non-U.S. tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in Shares, based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, non-U.S. or other taxing jurisdiction.

Tax Treatment of a Fund

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” under the Code. To qualify and remain eligible for the special tax treatment accorded to regulated investment companies, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income.

As a regulated investment company, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If a Fund fails to qualify as a regulated investment company for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. The remainder of this discussion assumes that the Funds will qualify for the special tax treatment accorded to RICs.

A Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within the calendar year. Each Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

A Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax Treatment of Fund Shareholders

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property, and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (except, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) generally are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualifying dividend income to certain individual Fund shareholders also are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, provided that certain holding period and other requirements are met at both the shareholder and the Fund level.

Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays income tax on the retained net capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis of the Shares by an amount equal to shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund.

Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 20%.

In addition, high-income individuals (and certain trusts and estates) are subject to a 3.8% Medicare tax on net investment income in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of a Fund as part of a Creation Unit where the creation is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Back-Up Withholding. A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in a Fund) may be required to report certain information on a Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a 28% rate from all taxable distributions and redemption or sale proceeds payable to the Fund shareholder if the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (in the case of a U.S. individual, a social security number) or a completed exemption certificate (e.g., IRS Form W-8BEN or W-8BEN-E, as applicable, in the case of a non-U.S. Fund shareholder) or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s federal income tax liability.

Special Issues for Non-U.S. Shareholders. If a Fund shareholder is an individual who is not a U.S. citizen or resident, or if a Fund shareholder is a non-U.S. entity for U.S. tax purposes, the Fund’s ordinary income dividends (including distributions of net short-term capital gains and other amounts that would not be subject to U.S. withholding tax if paid directly to non-U.S. Fund shareholders) will be subject, in general, to U.S. withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty) , subject to certain exceptions for “interest-related dividends” and “short-term capital gain dividends,” as discussed below.

“Interest-related dividends” and “short-term capital gain dividends” generally will not be subject to withholding tax, provided that the non-U.S. shareholder furnishes the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the Fund shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund.

Foreign Account Tax Compliance Act. The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding its U.S. accounts (which would include certain accounts held by non-U.S. entities with U.S. owners) and satisfy certain due diligence and other specified requirements. FATCA also generally imposes a 30% withholding tax on “withholdable payments” made to a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information about its “substantial U.S. owners” to the withholding agent or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

“Withholdable payments” generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from, or capital gain dividends distributed by a regulated investment company which are attributable to, the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

While some parts of the FATCA rules have not been finalized, the Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through back-up withholding, a non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. federal income tax return.

For a more detailed tax discussion regarding an investment in the Funds, and for special tax treatment on the sale and distribution by certain funds, please see the section of the SAI entitled “U.S. Federal Income Taxation.”

Code of Ethics

The Trust, the Advisor, and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act that is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes are on file with the SEC and are available to the public.

Fund Website and Disclosure of Portfolio Holdings

The Advisor maintains a website for the Funds at www.indexiq.com. The website for the Funds contains the following information, on a per-Share basis, for each Fund: (1) the prior Business Day’s NAV; (2) the reported mid-point of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of a Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the NYSE Arca, each Fund will disclose on its website (www.indexiq.com) the identities and quantities of the portfolio securities and other assets held by each Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Other Information

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

Financial Highlights

Financial Highlights are not presented for the IQ Candriam SRI US Equity ETF, IQ Candriam SRI World Equity ETF, IQ Candriam SRI International Equity ETF, IQ Candriam SRI European Equity ETF and IQ Candriam SRI Asia Pacific Equity ETF since the Funds have not yet commenced operations.

Privacy Policy

The following notice does not constitute part of the Prospectus, nor is it incorporated into the Prospectus.

IndexIQ ETF Trust is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Trust may collect non-public personal information from various sources. The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products, and services, and to fulfill legal and regulatory requirements.

We do not disclose any non-public personal information about our customers to anyone unless permitted by law or approved by the customer. We may share this information within the Trust’s family of companies in the course of providing services and products to best meet your investing needs. We may share information with certain third parties who are not affiliated with the Trust to perform marketing services, to process or service a transaction at your request or as permitted by law. For example, sharing information with companies that maintain or service customer accounts for the Trust is essential. We may also share information with companies that perform administrative or marketing services for the Trust, including research firms. When we enter into such a relationship, we restrict the companies’ use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers, such as handling inquiries. Our employment policies restrict the use of customer information and require that it be held in strict confidence.

We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.

Frequently Used Terms

Trust	IndexIQ ETF Trust, a registered open-end investment company
Funds	The investment portfolios of the Trust
Shares	Shares of the Funds offered to investors
Advisor	IndexIQ Advisors LLC
Custodian	The Bank of New York Mellon, the custodian of the Funds’ assets
Distributor	ALPS Distributors, Inc., the distributor to the Funds
AP or Authorized Participant	Certain large institutional investors such as brokers, dealers, banks or other entities that have entered into authorized participant agreements with the Distributor
NYSE Arca	NYSE Arca, Inc., the primary market on which Shares are listed for trading
IIV	The Indicative Intra-Day Value, an appropriate per-Share value based on a Fund’s portfolio
1940 Act	Investment Company Act of 1940, as amended
NAV	Net asset value

SAI	Statement of Additional Information
SEC	Securities and Exchange Commission
Secondary Market	A national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time
Securities Act	Securities Act of 1933, as amended

IndexIQ ETF Trust
Mailing Address
800 Westchester Avenue, Suite S-710
Rye Brook, New York 10573
1-888-934-0777
www.indexiq.com

PROSPECTUS      |      August 17, 2016

IndexIQ ETF Trust

FOR MORE INFORMATION

If you would like more information about the Trust, the Funds and the Shares, the following documents are available free upon request:

Annual/Semi-annual Report

Additional information about a Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders (once available). In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports (when available) and the SAI are available free upon request by calling IndexIQ at 1-888-934-0777. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: http://www.indexiq.com.

To obtain other information and for shareholder inquiries:

By telephone:	1-888-934-0777
By mail:	IndexIQ ETF Trust c/o IndexIQ 800 Westchester Avenue, Suite S-710 Rye Brook, NY 10573
On the Internet:	SEC Edgar database: http://www.sec.gov; or www.indexiq.com

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

IQ® and IndexIQ® are registered service marks of IndexIQ.

The Trust’s investment company registration number is 811-22227.

STATEMENT OF ADDITIONAL INFORMATION

INDEXIQ ETF TRUST

800 WESTCHESTER AVENUE
SUITE S-710
RYE BROOK, NEW YORK 10573

PHONE: (888) 934-0777

August 17, 2016

This Statement of Additional Information (this “SAI”) is not a prospectus. It should be read in conjunction with and is incorporated by reference into the prospectus dated August 17, 2016 (the “Prospectus”) for the IndexIQ ETF Trust (the “Trust”), relating to the funds (each, a “Fund” and, collectively the “Funds”) set forth in the table below, as it may be revised from time to time.

Fund Name
IQ Candriam SRI US Equity ETF (SRIU)

IQ Candriam SRI World Equity ETF (SRIW)

IQ Candriam SRI International Equity ETF (SRIN)

IQ Candriam SRI European Equity ETF (SRIE)

IQ Candriam SRI Asia Pacific Equity ETF (SRIA)

A copy of the Trust’s Prospectus relating to the Funds and the Funds’ annual or semi-annual reports (once available), may be obtained without charge by writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, by calling (888) 934-0777, or by visiting the Trust’s website at www.indexiq.com.

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.

The SAI does not constitute an offer to sell securities.

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The information contained herein regarding the indexes underlying each Fund (each, an “Underlying Index” and, collectively, the “Underlying Indexes”) and IndexIQ LLC (“IndexIQ” or the “Index Provider”) was provided by the Index Provider and Candriam Belgium S.A. (“Candriam”) acting as index consultant to IndexIQ, while the information contained herein regarding the securities markets and The Depository Trust Company (“DTC”) was obtained from publicly available sources. The Underlying Indexes are the IQ Candriam SRI US Equity Index, IQ Candriam SRI World Equity Index, IQ Candriam SRI International Equity Index, IQ Candriam SRI European Equity Index and IQ Candriam SRI Asia Pacific Equity Index.

SHARES OF THE TRUST ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY INDEXIQ. INDEXIQ MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE TRUST OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF TRADING IN THE PRODUCT(S). INDEXIQ HAS NO OBLIGATION TO TAKE THE NEEDS OF INDEXIQ ADVISORS LLC (IN ITS CAPACITY AS LICENSEE OF THE UNDERLYING INDEXES, THE “LICENSEE”) OR THE OWNERS OF THE SHARES OF THE TRUST INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE UNDERLYING INDEXES. INDEXIQ IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SHARES OF THE TRUST TO BE LISTED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES OF THE TRUST ARE TO BE CONVERTED INTO CASH. INDEXIQ HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE TRUST.

INDEXIQ DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND INDEXIQ SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. INDEXIQ MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE SHARES OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. INDEXIQ MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL INDEXIQ HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN INDEXIQ AND LICENSEE.

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GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on July 1, 2008 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of a number of separate investment portfolios, of which sixteen are in operation. This SAI addresses the following investment portfolios of the Trust, each of which is deemed to be diversified for the purposes of the 1940 Act:

IQ Candriam SRI US Equity ETF (SRIU)

IQ Candriam SRI World Equity ETF (SRIW)

IQ Candriam SRI International Equity ETF (SRIN)

IQ Candriam SRI European Equity ETF (SRIE)

IQ Candriam SRI Asia Pacific Equity ETF (SRIA)

(each, a “Fund” and, collectively, the “Funds”). Other portfolios may be added to the Trust in the future. The shares of the Funds are referred to herein as “Fund Shares” or “Shares.” The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Funds are managed by IndexIQ Advisors LLC (the “Advisor”). The Advisor has been registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) since August 2007 and is a wholly-owned indirect subsidiary of New York Life Investment Management Holdings LLC.

The Funds offer and issue Shares at net asset value (the “NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the relevant Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The Shares of each Fund trade or are expected to trade on the NYSE Arca, Inc. (the “Exchange”). Fund Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for Deposit Securities and a Cash Component. Creation Units are aggregations of 50,000 Shares of a Fund. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

If a Fund presently creates and redeems Fund Shares in kind, the Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

IndexIQ serves as the index provider to the Trust and uses a proprietary rules-based methodology (the “Index Methodology”) to construct and maintain the Underlying Index of each Fund. The Underlying Index to each Fund and the Index Methodology for each Underlying Index, including a list of the component securities of such Underlying Index, can be found on the Trust’s website at www.indexiq.com.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary for each Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further trading on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

The Funds’ continued listing on the Exchange or another stock exchange or market system is a condition of the exemptive relief the Funds obtained from the SEC to operate as exchange-traded funds (“ETFs”). A Fund’s failure to be so listed would result in the termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

Each Fund has a distinct investment objective and policies. There can be no assurance that a Fund’s objective will be achieved. The investment objective of each Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of a particular index (each an “Underlying Index”) created by IndexIQ LLC (“IndexIQ”), an affiliate of the Advisor.

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about the Funds, their policies, and the investment instruments they may hold, is provided below.

The Funds’ share prices will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions. The Funds should not be relied upon as a complete investment program.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust (the “Board”) as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of each Fund and all other investment policies or practices of the Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the Shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Shares of the Fund.

For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds’ fundamental investment restriction B, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

As a matter of fundamental policy, a Fund (except as to any specific Fund otherwise noted below):

A. May not invest 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the United States (“U.S.”) government or any of its agencies or instrumentalities). Nonetheless, to the extent the Fund’s Underlying Index is concentrated in a particular industry or group of industries, the Fund’s investments will exceed this 25% limitation to the extent that it is necessary to gain exposure to Underlying Index Components (as defined below) to track its Underlying Index.

B. May borrow money, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

C. May make loans to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

D. May act as an underwriter of securities within the meaning of the Securities Act of 1933 (the “1933 Act”), to the extent permit ted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

E. May purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

F. May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

G. May issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

A Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single ETF, open-end investment company or series thereof with substantially the same fundamental investment objective, restrictions and policies as the Fund.

INVESTMENT STRATEGIES AND RISKS

A discussion of the risks associated with an investment in each Fund is contained in the Funds’ Prospectus under the headings “Principal Risk Factors,” “Description of the Principal Risks of the Funds” and “Additional Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Funds’ Prospectus.

General

Investment in each Fund should be made with an understanding that the value of the portfolio of securities held by such Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

None of the Funds is actively managed by traditional methods and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the portfolio securities held by the Fund unless the securities of such issuer are removed from its respective Underlying Index.

An investment in each Fund should also be made with an understanding that a Fund will not be able to replicate exactly the performance of its Underlying Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its underlying Index. It is also possible that for short periods of time, a Fund may not fully replicate the performance of its Underlying Index due to the temporary unavailability of certain Underlying Index securities in the Secondary Market or due to other extraordinary circumstances.

Such events are unlikely to continue for an extended period of time because a Fund is required to correct such imbalances by means of adjusting the composition of its portfolio securities. It is also possible that the composition of a Fund may not exactly replicate the composition of its Underlying Index if the Fund has to adjust its portfolio securities in order to continue to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).

Under normal circumstances, at least 80% of a Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in its Underlying Index Components and in depositary receipts based on the securities in its Underlying Index. In determining the Fund’s net assets for the purposes of this 80% threshold, accounting practices do not include collateral held under the Fund’s securities lending program, as such collateral does not represent a true asset of the relevant Fund. In addition, each Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, there may be instances in which the Advisor may choose to purchase (or sell) securities not in the Underlying Index that the Advisor believes are appropriate to substitute for one or more Underlying Index Components in seeking to replicate, before fees and expenses, the performance of the Underlying Index.

Furthermore, a Fund may invest in one or more financial instruments, including but not limited to futures contracts, swap agreements and forward contracts, reverse repurchase agreements, and options on securities, indices and futures contracts (collectively, “Financial Instruments”). As an example of the use of such Financial Instruments, the Fund may use total return swaps on one or more Underlying Index Components in order to achieve exposures that are similar to those of the Underlying Index.

Long/Short Risk

Each Fund seeks long exposure to certain securities and may seek short exposure to certain other securities. There is no guarantee that the returns on a Fund’s long or short positions will produce high, or even positive, returns and the Fund could lose money if either or both the Fund’s long and short positions produce negative returns. In addition, each Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage. As a result, such investments may give rise to losses that exceed the amount invested in those assets.

Short Sales Risk

Each Fund may engage in short sales. Short sales are transactions in which a Fund sells a security it does not own to obtain an inverse exposure to that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.

The price at such time may be more or less than the price at which the security was sold by the applicable Fund. Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. There will also be other costs associated with short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale, and will be also decreased by any transaction or other costs.

Until a Fund replaces a borrowed security in connection with a short sale, the Fund will (a) identify cash or liquid assets at such a level that such assets plus any amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with applicable law.

There is no guarantee that each Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, a Fund may be “bought in” at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.

Tracking Error Risk

Each Fund’s performance may not match its Underlying Index during any period of time. Although a Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to the risk that the strategies used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur.

To the extent that the value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates selected by the Advisor that differ from the exchange rates selected by the index provider for use in calculating the Underlying Index, the Fund’s ability to track the Underlying Index may be adversely impacted. In addition, the Fund may not be able to invest in certain securities included in the Underlying Index due to restrictions or limitations imposed by, or a lack of liquidity in, certain countries and stock exchanges in which such securities trade or may be delayed in purchasing or selling securities included in the Underlying Index. In addition, if the Fund utilizes depositary receipts and/or derivative instruments, its return may not correlate as well with the Underlying Index as would be the case if the Fund purchased all the securities in the Underlying Index directly. Additionally, a Fund may fair value the foreign securities it holds. To the extent a Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on the securities’ closing price on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the Underlying Index may be adversely affected.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies. The Underlying Indices are new and have limited historical performance data that is not predictive of future results.

Common Stock

Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund will participate in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Depositary Receipts

Types of depositary receipts in which a Fund may invest include ADRs, EDRs and GDRs. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies.

EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets. To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted depositary receipt or any depositary receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored. The Fund, however, may invest in unsponsored depositary receipts under certain limited circumstances. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer. Therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Foreign Securities

Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States and the legal remedies for investors may be more limited than the remedies available in the United States.

Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Under normal circumstances, a Fund will invest in foreign securities as may be necessary in order to achieve exposure to the Underlying Index Components. Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear to offer the opportunity for potential long-term growth of capital and income, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to take advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities involves certain special risks, including those discussed in the Funds’ Prospectus and those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. A Fund may be subject to currency exposure independent of its securities positions. To the extent that a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk.

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The securities of foreign issuers may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States.

As described more fully below, a Fund may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

Investing in Emerging Countries. A Fund may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa.

The securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investment in more developed countries.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments.

Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

A Fund’s investments in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such countries to the Fund.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make a Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). Because of the lack of sufficient market liquidity, a Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price.

Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S.

Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets.

Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time they wish to do so or in order to meet redemption requests.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of a Fund.

Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which a Fund may invest and adversely affect the value of the Fund’s assets.

A Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments. The economies of emerging countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports.

A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See “U.S. Federal Income Taxation.”

Lending of Portfolio Securities

A Fund may lend portfolio securities constituting up to 33 1/3% of the Fund’s total assets (as permitted by the 1940 Act). Under present regulatory policies, such loans may be made to institutions, such as brokers or dealers, pursuant to agreements requiring the loans to be continuously secured by collateral in cash, securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, irrevocable bank letters of credit (upon consent of the Board of Trustees) or any combination thereof, marked to market daily, at least equal to the market value of the securities loaned. Cash received as collateral for securities lending transactions may be invested in liquid, short-term investments approved by the Investment Advisor.

Investing the collateral subjects the Funds to risks, and each Fund will be responsible for any loss that may result from its investment of the borrowed collateral. The Funds will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. For the duration of a loan, the respective Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive compensation from investment of the collateral. The Funds will generally not have the right to vote securities during the existence of the loan, but the Advisor may call the loan to exercise such Fund’s voting or consent rights on material matters affecting the Fund’s investment in such loaned securities. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral and loaned securities should the borrower of the securities fail financially.

Loans will be made only to firms deemed creditworthy, and when the consideration which can be earned from securities loans is deemed to justify the attendant risk. The creditworthiness of a borrower will be considered in determining whether to lend portfolio securities and will be monitored during the period of the loan. It is intended that the value of securities loaned by each Fund will not exceed one-third of the value of the Fund’s total assets (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations stated elsewhere in this SAI or the Prospectus regarding investing in fixed-income securities and cash equivalents.

Money Market Instruments

Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis rather than in Underlying Index Components, when it would be more efficient or less expensive for the Fund to do so, or as collateral for Financial Instruments, for liquidity purposes, or to earn interest. The instruments in which each Fund may invest include: (1) short-term obligations issued by the U.S. government; (2) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (3) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s Ratings Group, Inc., a division of The McGraw-Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Advisor; (4) repurchase agreements; and (5) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Futures Contracts

A Fund may enter into futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Futures contracts may be used by a Fund to replicate an Underlying Index Component’s performance. These futures contracts would reference the performance of an index on which such an Underlying Index Component is based, would reference the performance of another index that produces similar returns to those of the Underlying Index Component’s index, or would be used in combination to produce similar returns to those of the Underlying Index Component’s index. A Fund will not use futures contracts for speculative purposes.

The number of counterparties may vary over time. During periods of credit market turmoil or when the aggregate futures contract notional amount needed by a Fund is relatively small given the level of the Fund’s net assets, the Fund may have only one or a few counterparties. In such circumstances, the Fund will be exposed to greater counterparty risk. Moreover, the Fund may be unable to enter into any futures contract on terms that make economic sense (e.g., they may be too costly). To the extent that a Fund is unable to enter into any futures contracts, it may not be able to meet its investment objective. If a Fund is unable to enter into futures contracts, it may engage in other types of derivative transactions, although the added costs, higher asset segregation requirements and lower correlation to Underlying Index Component performance of these other derivatives may adversely affect the Fund’s ability to meet its investment objective.

Total Return Swaps

Total return swaps give a Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty.

The Funds may use total return swaps to replicate an Underlying Index Component’s performance. These total return swaps would reference the performance of an Underlying Index Component, an index on which such an exchange-traded issuer is based, or one or more of the portfolio constituents of such exchange-traded issuer.

Total return swaps are considered illiquid by the Funds. Consequently, a Fund will segregate liquid assets, which may include securities, cash or cash equivalents, to cover the Fund’s daily marked-to-market net obligations under outstanding swap agreements. This segregation of assets may limit the Fund’s investment flexibility, as well as their ability to meet redemption requests or other current obligations.

The number of counterparties may vary over time. During periods of credit market turmoil or when the aggregate swap notional amount needed by a Fund is relatively small given the level of the Fund’s net assets, the Fund may have only one or a few counterparties. In such circumstances, a Fund will be exposed to greater counterparty risk. Moreover, a Fund may be unable to enter into any total return swap on terms that make economic sense (e.g., they may be too costly). To the extent that a Fund is unable to enter into any total return swaps, it may not be able to meet its investment objective. If a Fund is unable to enter into total return swaps, it may engage in other types of derivative transactions, although the added costs, higher asset segregation requirements and lower correlation to Underlying Index Component performance of these other derivatives may adversely affect the Fund’s ability to meet its investment objective.

MANAGEMENT

Board Responsibilities. The business of the Trust is managed under the direction of the Board. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk, is performed by the service providers of the Trust, such as the Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Advisor presents the Board with information concerning the investment objectives, strategies and risks of the investment portfolio. Additionally, the Advisor provides the Board with an overview of, among other things, the firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Advisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board receives detailed information from the Advisor. Among other things, the Board regularly considers the Advisor’s adherence to each Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report, material changes to the policies and procedures since the date of the last report, any recommendations for material changes to the policies and procedures, and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Funds, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Advisor and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, years of birth, position with the Trust, term of office, portfolios supervised and the principal occupations and other directorships for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust.

The Chairman of the Board, Adam Patti, is an interested person of the Trust as that term is defined under Section 2(a)(19) of the 1940 Act (the “Interested Trustee”) because of his affiliation with the Advisor. Three of the Trustees, Reena Aggarwal, Michael Pignataro and Paul Schaeffer, and their immediate family members have no affiliation or business connection with the Advisor or the Funds’ principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Advisor or the Funds’ principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as “Independent Trustees.”

There is an Audit Committee and Nominating Committee of the Board, each of which is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Committee chair for each is responsible for running the Committee meeting, formulating agendas for those meetings, and coordinating with management to serve as a liaison between the Independent Trustees and management on matters within the scope of the responsibilities of such Committee as set forth in its Board-approved charter.

There is a Valuation Committee, which is comprised of the Independent Trustees and representatives of the Advisor to take action in connection with the valuation of portfolio securities held by a Fund in accordance with the Board-approved Valuation Procedures. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Funds. The Board made this determination in consideration of, among other things, the fact that the Independent Trustees constitute a majority of the Board, the assets under management of the Funds, the number of portfolios overseen by the Board and the total number of trustees on the Board.

Independent Trustees

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Reena Aggarwal 1957	Trustee	Since August 2008	Robert E. McDonough Professor (2003 to present) and Professor of Finance (2000 to 2003), McDonough School of Business, Georgetown University (2000 to present); Co-Chair of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to present); and Director, Brightwood Capital Advisors, L.P. (2013 to present).	20	FBR & Co. (2011 to present) Hennessy Funds Trust (fka The FBR Funds) (2006 to 2011)

Michael A. Pignataro, 1959	Trustee	Since April 2015	Proprietor, Countless Collectables LLC (online retailer) (2009 to present); Director, Credit Suisse Asset Management (2001 to 2013); and Chief Financial Officer, Credit Suisse Funds (1996 to 2012).	20	The New Ireland Fund, Inc. (closed-end fund) (2015 to present)

Paul D. Schaeffer, 1951	Trustee	Since April 2015	President, AlphaHut (dba Aspiring Solution Partners) (financial services consulting) (2013 to present); Managing Director, Forward Management LLC (asset management) (2010 to 2013); and President, Reflow Management (mutual fund service provider) (2008 to 2010).	20	Context Capital Funds (mutual fund trust) (2014 to present); PopTech! (conference operator) (2012 to present)

Interested Trustee

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years

Adam S. Patti 1970(4)	Chairman and Trustee President and Principal Executive	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); and Chief Executive Officer, IndexIQ (2006 to present).	20	None

Other Officers

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years

Matthew V. Curtin, 1982	Secretary, Chief Compliance Officer	Since June 2015	Chief Compliance Officer, IndexIQ (since June 2015); Associate General Counsel, New York Life Insurance Company (since February 2015); Associate, Dechert LLP (2007 to 2015)

David L. Fogel 1971	Treasurer, Principal Financial Officer Executive Vice President	Since October 2008 Since June 2011	Treasurer, Principal Financial Officer, IndexIQ Trust (2008 to present); Executive Vice President, IndexIQ Trust (2011 to present); President (2013 to present) and Executive Vice President (2006 to 2013), IndexIQ; and formerly, Chief Compliance Officer, IndexIQ Trust (2008-2015).

(1)	The address of each Trustee or officer is c/o IndexIQ, 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573.

(2)	Trustees and Officers serve until their successors are duly elected and qualified.

(3)	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s funds and the one fund of the IndexIQ Trust advised by the Advisor.

(4)	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

The Board met five times during the fiscal year ended April 30, 2016.

Description of Standing Board Committees

Audit Committee. The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board has adopted a written charter for the Audit Committee. All of the Independent Trustees serve on the Trust’s Audit Committee. During the fiscal year ended April 30, 2016, the Audit Committee met two times .

Nominating Committee. The Nominating Committee has been established to: (i) assist the Board in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its Advisor or distributor (as defined by the 1940 Act); and (iii) advise the Board on ways to improve its effectiveness. All of the Independent Trustees serve on the Nominating Committee. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Fund’s Prospectus and should be directed to the attention of the IndexIQ ETF Trust Nominating Committee. During the fiscal year ended April 30, 2016, the Nominating Committee met one time.

Valuation Committee. The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by a Fund in accordance with the Trust’s Valuation Procedures. Ms. Aggarwal and Messrs. Fogel and Patti serve on the Valuation Committee, which meets on an ad hoc basis. During the fiscal year ended April 30, 2016, the Valuation Committee did not meet.

Individual Trustee Qualifications

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Patti should serve as trustee of the Funds because of the experience he has gained as Chief Executive Officer of the Advisor and Chief Executive Officer of IndexIQ, his knowledge of and experience in the financial services industry, and the experience he has gained serving as chairman and trustee of the Funds since 2008.

The Trust has concluded that Ms. Aggarwal should serve as trustee of the Funds and as the audit committee financial expert because of the experience she has gained as a professor of finance and deputy dean at Georgetown University’s McDonough School of Business, her service as trustee for another mutual fund family, the experience she has gained serving as trustee of the Funds since 2008 and her general expertise with respect to financial matters and accounting principles.

The Trust has concluded that Mr. Pignataro should serve as trustee of the Funds because of the experience he has gained as a businessman and, in particular, his prior service in the financial services industry as a Director of Credit Suisse Asset Management and Chief Financial Officer of the Credit Suisse Funds.

The Trust has concluded that Mr. Schaeffer should serve as trustee of the Funds because of his experience in the financial services industry, including his experience as a director of and service provider to investment companies.

Trustee Ownership of Fund Shares

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2015.

Name of Trustee	Fund Name	Dollar Range of Equity Securities in Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (1)

Reena Aggarwal	IQ Candriam SRI US Equity ETF IQ Candriam SRI World Equity ETF IQ Candriam SRI International Equity ETF IQ Candriam SRI European Equity ETF IQ Candriam SRI Asia Pacific Equity ETF	None None None None None	None
Michael A. Pignataro	IQ Candriam SRI US Equity ETF IQ Candriam SRI World Equity ETF IQ Candriam SRI International Equity ETF IQ Candriam SRI European Equity ETF IQ Candriam SRI Asia Pacific Equity ETF	None None None None None	None
Paul D. Schaeffer	IQ Candriam SRI US Equity ETF IQ Candriam SRI World Equity ETF IQ Candriam SRI International Equity ETF IQ Candriam SRI European Equity ETF IQ Candriam SRI Asia Pacific Equity ETF	None None None None None	None
Adam S. Patti(2)	IQ Candriam SRI US Equity ETF IQ Candriam SRI World Equity ETF IQ Candriam SRI International Equity ETF IQ Candriam SRI European Equity ETF IQ Candriam SRI Asia Pacific Equity ETF	None None None None None	None

(1) “Family of Investment Companies” consists of all mutual funds and ETFs advised by the Advisor and its affiliate advisers.

(2) Interested Trustee.

Board Compensation

For each in-person quarterly Board Meeting, each Independent Trustee receives $5,000. For each additional in-person meeting, each Independent Trustee receives $3,000 and for any phone meeting, each Independent Trustee receives $2,000. As Audit Committee chair, Ms. Aggarwal receives an annual stipend of $10,000. In addition, the Independent Trustees are reimbursed for all reasonable travel expenses relating to their attendance at the Board Meetings. The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended April 30, 2016:

Name and Position	Aggregate Compensation From The Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees (1)

Reena Aggarwal, Trustee	$36,000	N/A	N/A	$85,500
Michael A. Pignataro, Trustee	$24,000	N/A	N/A	$51,000
Paul D. Schaeffer, Trustee	$23,000	N/A	N/A	$48,500

Adam S. Patti, Trustee & Chairman	None	None	None	None

(1)	“Fund Complex” consists of all mutual funds and ETFs advised by the Advisor and its affiliate advisors.

Code of Ethics

The Trust, its Advisor and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix A to this Statement of Additional Information. The Board will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31 of each year. The Fund’s Form N-PX will be available at no charge upon request by calling 1-888-934-0777. It will also be available on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this Statement of Additional Information, none of the Funds has commenced operations and there are no owners of record 5% or more of the outstanding shares of any Fund.

MANAGEMENT SERVICES

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management.”

Advisor

IndexIQ Advisors LLC, the Advisor, serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the

Trust and the Advisor (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides an investment program for each Fund and is responsible for the investment of the Fund’s assets in conformity with the stated investment policies of each Fund. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Funds. The Advisor also arranges for the provision of distribution, transfer agency, custody, administration and all other services necessary for the Funds to operate.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the Funds’ outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Funds on 60 days’ written notice to the Advisor or by the Advisor on 60 days’ written notice to the Trust.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, payable monthly, at the annual rate for each of the Funds based on a percentage of each Fund’s average daily net assets as follows:

Fund Name	Management Fee
IQ Candriam SRI US Equity ETF	0.35%
IQ Candriam SRI World Equity ETF	0.40%
IQ Candriam SRI International Equity ETF	0.40%
IQ Candriam SRI European Equity ETF	0.45%
IQ Candriam SRI Asia Pacific Equity ETF	0.45%

In consideration of the fees paid with respect to the Funds, the Advisor has agreed to pay all expenses of the Trust, except (i) brokerage and other transaction expenses, including taxes; (ii) extraordinary legal fees or expenses, such as those for litigation or arbitration; (iii) compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vi) the advisory fee payable to the Advisor hereunder.

As of the date of this SAI, the Funds have not commenced operations and, therefore, have not yet incurred any advisory fees under the Advisory Agreement.

In addition to providing advisory services under the Advisory Agreement, the Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Funds’ records; and (v) provides office space and all necessary office equipment and services.

Portfolio Manager

The Advisor acts as portfolio manager for the Funds. The Advisor will supervise and manage the investment portfolios of the Funds and will direct the purchase and sale of each Fund’s investment securities. The Advisor utilizes a team of investment professionals acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are Paul (Teddy) Fusaro and Greg Barrato.

Teddy Fusaro has been Senior Vice President of the Advisor and portfolio manager of the Funds since August 2013, at which time he joined the Advisor. Prior to joining the Advisor, Mr. Fusaro served as Vice President, Trader and Portfolio Manager at Rafferty Asset Management LLC from 2009 to 2013 and as Analyst at Goldman Sachs & Co. from 2007 to 2009. Mr. Fusaro is a 2007 graduate from Providence College.

Greg Barrato joined the Advisor as Vice President in November 2010 and has been Senior Vice President of the Advisor since August 2013 and portfolio manager of the Funds since February 2011. Prior to joining the Advisor, Mr. Barrato served as Head Global Equity Trader and Trader at Lucerne Capital Management, LLC from 2008 to 2010 and as Assistant Trader and Operations Manager at ReachCapital Management, LP from 2004 to 2008. Mr. Barrato is a 2002 graduate from the University of Connecticut.

Other Accounts Managed

The following tables provide additional information about other portfolios or accounts managed by the Funds’ portfolio managers as of April 30, 2016.

Total number of other accounts managed by the portfolio managers within each category below and the total assets in the accounts managed within each category below.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Greg Barrato	18	1,700	0	0	7	10.5
Paul (Teddy) Fusaro	18	1,700	0	0	7	10.5

Material Conflicts of Interest.

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Funds, which can cause potential conflicts in the allocation of investment opportunities between the Funds and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio managers’ bonus and there is no formula that is applied to weight the factors listed (see “Compensation”). In addition, current trading practices do not allow the Advisor to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolio’s rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

Compensation for the Portfolio Manager

The portfolio managers receive a base pay and an annual bonus incentive based on performance against individual and organizational unit objectives, as well as overall Advisor results. The plan is designed to align manager compensation with investors' goals by rewarding portfolio managers who obtain results consistent with the objectives of the products under the individual’s management. In addition, these employees also participate in a long-term incentive program. The long-term incentive plan is eligible to senior level employees and is designed to reward profitable growth in company value. An employee's total compensation package is reviewed periodically to ensure that they are competitive relative to the external marketplace.

Ownership of Securities

The portfolio managers do not own Shares of the Funds.

OTHER SERVICE PROVIDERS

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ administrator, custodian, transfer agent and securities lending agent. BNY Mellon’s principal address is 101 Barclay Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. BNY Mellon is responsible for maintaining the books and records and calculating the daily net asset value of each Fund. In addition, BNY Mellon makes available the office space, equipment, personnel and facilities required to provide such services. BNY Mellon also provides persons satisfactory to the Board to serve as officers of the Trust.

Under the Custody Agreement with the Trust, BNY Mellon maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. BNY Mellon is required, upon order of the Trust, to deliver securities held by BNY Mellon and to make payments for securities purchased by the Trust for the Funds. Under the Custody Agreement, BNY Mellon is also authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States.

Pursuant to a Transfer Agency Services Agreement with the Trust, BNY Mellon acts as transfer agent to the Fund, dividend disbursing agent and shareholder servicing agent to the Funds.

The Advisor compensates BNY Mellon for the foregoing services out of the Advisor’s unified management fee.

BNY Mellon also serves as the Trust’s securities lending agent pursuant to a Securities Lending Authorization Agreement. As compensation for providing securities lending services, BNY Mellon receives a portion of the income earned by the Funds on collateral investments in connection with the lending program.

Index Provider

IndexIQ is the index provider for the Funds. IndexIQ is in the business of developing and maintaining financial indexes, including the Underlying Indexes. Presently, IndexIQ has developed and is maintaining a number of indexes in addition to the Underlying Indexes. IndexIQ has entered into an index licensing agreement (the “Licensing Agreement”) with the Advisor to allow the Advisor’s use of the Underlying Indexes for the operation of the Funds. The Advisor pays licensing fees to IndexIQ from the Advisor’s management fees or other resources. The Advisor has, in turn, entered into a sub-licensing agreement (the “Sub-Licensing Agreement”) with the Trust to allow the Funds to utilize the Underlying Indexes. The Funds pay no fees to IndexIQ or the Advisor under the Sub-Licensing Agreement.

Index Consultant

Candriam serves as the index consultant to IndexIQ for the Underlying Indices. In its role as index consultant, Candriam assists IndexIQ with the development, calculation and maintenance of the Underlying Indices. Candriam is an investment advisor with experience with SRI strategies. As of December 31, 2015, Candriam managed approximately $88.5 billion in assets.

Distributor

ALPS Distributors, Inc., the Distributor, is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange

Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). NYLIFE Distributors LLC has entered into a Services Agreement with ALPS to distribute the Funds.

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Purchase and Redemption of Creation Units.” The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.10% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017, serves as independent registered public accounting firm. PricewaterhouseCoopers LLP will perform the annual audit of the Funds’ financial statements.

Ernst & Young LLP, located at 5 Times Square, New York, New York 10036, serves as tax advisor to the Trust and will prepare the Funds’ federal, state and excise tax returns, and advise the Trust on matters of accounting and federal and state income taxation.

Legal Counsel

Kaye Scholer LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Trust and the Funds.

CERTAIN CONFLICTS OF INTEREST

IndexIQ and the Advisor have established policies, procedures, systems and infrastructure to address any potential conflicts of interest that may arise because of IndexIQ, an affiliate of the Advisor, serving as index provider for the Funds.

IndexIQ maintains policies and procedures designed to limit or prohibit communication between the employees of IndexIQ with ultimate responsibility for the Underlying Indexes (the “Index Group”) and the employees of the Advisor with respect to issues related to the maintenance, calculation and reconstitution of the Underlying Indexes (the “Policies and Procedures”). Furthermore, IndexIQ has retained an unaffiliated third party to calculate each Underlying Index (the “Calculation Agent”).

Changes to the constituents of the Underlying Indexes made by IndexIQ or the Calculation Agent will be disclosed by IndexIQ and published on its website at www.indexiq.com. Any such IndexIQ announcements or website disclosures to the public will be made in such a manner that none of the IndexIQ employees outside of the Index Group, the Advisor or a Fund, is notified of actions prior to the general investing public.

IndexIQ, as index provider, has adopted Policies and Procedures prohibiting its employees from disclosing or using any non-public information acquired through his or her employment, except as appropriate in connection with the rendering of services to the administration of the Underlying Indexes. Also, IndexIQ has adopted Policies and Procedures that prohibit and are designed to prevent anyone, including the members of the Index Group, from disseminating or using non-public information about pending changes to Underlying Indexes constituents or Index

Methodology. These policies specifically prohibit anyone, including the members of the Index Group, from sharing any non-public information about an Underlying Index with any personnel of the Advisor responsible for management of the related Fund or any affiliated person. The Advisor also has adopted policies that prohibit personnel responsible for the management of a Fund from sharing any non-public information about the management of the Fund with any personnel of the Index Group, especially those persons responsible for creating, monitoring, calculating, maintaining or disseminating its Underlying Index.

In addition, IndexIQ has retained an unaffiliated third party Calculation Agent to calculate and maintain the Underlying Indexes on a daily basis. The Calculation Agent will be instructed to not communicate any non-public information about the Underlying Indexes to anyone, and expressly not to the personnel of the Advisor responsible for the management of the Funds.

The Index Group personnel responsible for creating and monitoring the Underlying Indexes, the personnel of the Calculation Agent responsible for calculating and maintaining the Underlying Indexes, and the portfolio managers responsible for day-to-day portfolio management of the Fund are employees of separate legal organizations and the Calculation Agent personnel are located in physically separate offices from the Index Group personnel and portfolio managers. The Calculation Agent is not, and will not be, affiliated with IndexIQ or the Advisor.

Members of the Index Group will not have access to paper or electronic files used by the Advisor in connection with their portfolio management activities. Neither the Advisor will have access to the computer systems used by the Calculation Agent, nor to the computer systems used by the Index Group to monitor, calculate and rebalance the Underlying Indexes. The Advisor has also adopted Policies and Procedures and a Code of Ethics that require, among other things, any personnel responsible for the management of a Fund and any investment account to (i) pre-clear all non-exempt personal securities transactions with a designated senior employee of the Advisor, and (ii) require reporting of securities transactions to such designated employee in accordance with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, the Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Advisor, and the negotiation of brokerage commissions. The Funds may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act of 1934, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.

The Funds will give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Funds’ policy will be to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations will be necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

The Advisor does not consider sales of Shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.

As permitted by Section 28(e) of the 1934 Act, the Advisor may cause a Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission that another broker-dealer would have charged for effecting the transaction, if the Advisor make a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Advisor’s overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of a Fund’s commission dollars to pay for brokerage and research services provided to the Advisor is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Advisor’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Advisor with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Advisor is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Advisor from its own funds, and not by portfolio commissions paid by the Funds.

Research products and services provided to the Advisor by broker-dealers that effect securities transactions for the Funds may be used by the Advisor in servicing all of its accounts. Accordingly, not all of these services may be used by the Advisor in connection with the Funds. Some of these products and services are also available to the Advisor for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Advisor for services provided to the Funds. The Advisor’s expenses would likely increase if the Advisor had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

As of the date of this SAI, the Funds have not commenced operations and, therefore, have not entered into securities transactions.

DISCLOSURE OF PORTFOLIO HOLDINGS

Portfolio Disclosure Policy

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Funds, including the Advisor. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

As an ETF, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the Securities and Exchange Commission (the “SEC”) applicable to the Funds, regulations of a Fund’s listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Funds’ anticipated portfolio holdings as of the next Business Day (as defined below). This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (the “NSCC”) and/or third party service providers.

Each Fund will disclose on the Funds’ website (www.indexiq.com) at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its net asset value (the “NAV”) on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.

Daily access to each Fund’s portfolio holdings is permitted to personnel of the Advisor, the Distributor and the Funds’ administrator, custodian and accountant and other agents or service providers of the trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds’ Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Funds’ investments on a per-Share basis, the Indicative Intra-Day Value or IIV, is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The Exchange calculates the IIV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owing to a Fund and the estimated value of the securities held in a Fund’s portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Funds’ website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.

Although the Funds provide the independent third party calculator with information to calculate the IIV, the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on July 1, 2008, and has authorized capital of an unlimited number of shares of beneficial interest of no par value that may be issued in more than one class or series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust’s shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares will be freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only Shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the Funds.

The Trust’s Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Funds’ shareholders held personally liable for the obligations of the Trust. The risk of a Trust’s shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would not be able to meet the Trust’s obligations and this risk should be considered remote. If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

DTC will act as securities depositary for the Shares. The Shares of the Funds are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: DTC, the world’s largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues and money market instruments (from over 100 countries). DTC was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic computerized book-entry transfers and pledges in accounts of DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation (“DTCC”). DTCC is the holding company for DTC, the NSCC and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. More specifically, DTCC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the NYSE Alternext U.S. (formerly known as the American Stock Exchange LLC) (the “Alternext”) and FINRA.

Access to DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of Shares will be limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares will not be entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holders of the Shares. Accordingly, each Beneficial Owner must rely on the procedures of DTC, DTC Participants and any Indirect Participants through which such Beneficial Owner holds its interests in order to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners will be effected as follows. DTC will make available to the Trust upon request and for a fee to be charged to the Trust a listing of Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust will provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. Beneficial Owners may wish to take certain steps to augment the transmission to them of notices of significant events with respect to Shares by providing their names and addresses to the DTC registrar and request that copies of notices be provided directly to them.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

DTC rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

PURCHASE AND REDEMPTION OF CREATION UNITS

Creation

The Trust issues and sells Shares of each Fund only in Creation Units on a continuous basis on any Business Day (as defined below) through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a “Business Day”). The Exchange is open for trading Monday through Friday except for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash

The consideration for purchase of Creation Units of a Fund generally consists of the Deposit Securities for each Creation Unit constituting a substantial replication, or representation, of the securities included in the relevant Fund’s portfolio as selected by the Advisor (“Fund Securities”) and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum investment amount for a Creation Unit of a Fund.

The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit) and the “Deposit Amount,” an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

The Custodian through the NSCC (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Procedures for Creation of Creation Units”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. New York time), the list of the name and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Advisor, with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations.

In addition to the list of names and number of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Purchases of Creation Units of Cash Transaction Funds, which intend to issue and redeem Creation Units principally for cash, shall be effected in essentially the same manner as in-kind purchases of Creation Units of a Fund. In the case of a cash purchase, the Authorized Participant must pay the Fund Deposit entirely in cash. In addition, to offset the brokerage and other transaction costs associated with using the cash to purchase the Deposit Securities of the Fund, the Authorized Participant must pay the creation transaction fee for such Fund.

Procedures for Creation of Creation Units

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant (see the section of this SAI entitled “Additional Information Concerning Shares — Book Entry Only System”). In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participant Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

The Distributor will process orders to purchase Creation Units received by U.S. mail, telephone, facsimile and other electronic means of communication by the closing time of the regular trading session on the Exchange (the “Closing Time”) (normally 4:00 p.m. New York time), as long as they are in proper form. Mail is received periodically throughout the day. An order sent by U.S. mail will be opened and time stamped when it is received. If an order to purchase Creation Units is received in proper form by Closing Time, then it will be processed that day. Purchase orders received in proper form after Closing Time will be processed on the following Business Day and will be priced at the NAV determined on that day. Custom orders must be received by the Distributor no later than 3:00 p.m. New York time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections of this SAI entitled “Purchase and Redemption of Creation Units—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Placement of Creation Orders Outside the Clearing Process.”

All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Using the Clearing Process” and “Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Outside the Clearing Process.”

Placement of Creation Orders Using the Clearing Process

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process

Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m. New York time on the next Business Day following the Transmittal Date (the “DTC Cut-Off-Time”).

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current Deposit Securities and Cash Component. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled “Purchase and Sale of Creation Units—Creation—Creation Transaction Fee.”

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (1) the Cash Component plus (2) 125% of the then-current market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. New York time the following Business Day. If the order is not placed in proper form by Closing Time or funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. New York time on the third Business Day following the day on which the purchase order is deemed received by the Distributor, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. See the section of this SAI entitled “Purchase and Redemption of Creation Units—Creation—Creation Transaction Fee.” The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if: (1) the order is not in proper form; (2) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (3) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (4) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (5) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (6) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (7) there exist circumstances outside the control of the Trust, the Custodian, the Distributor and the Advisor that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Creation Units typically are issued on a “T+3 basis” (that is three Business Days after trade date). However, as discussed in Appendix B, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value equal to 110%, which the Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The only collateral that is acceptable to the Trust is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

Investors will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for each creation order is set forth below:

Fund Name	Creation Transaction Fee
IQ Candriam SRI US Equity ETF	$750
IQ Candriam SRI World Equity ETF	$7500
IQ Candriam SRI International Equity ETF	$5000
IQ Candriam SRI European Equity ETF	$4000
IQ Candriam SRI Asia Pacific Equity ETF	$2500

An additional variable fee of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (1) creations effected outside the Clearing Process and (2) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

In order to seek to replicate the in-kind creation order process for creation orders executed in whole or in part with cash, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Creation Market Purchases”). In such cases where the Trust makes Creation Market Purchases, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Redemption

The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from the Funds, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares’ NAV next determined after receipt of an order in proper form. A Fund will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities — as announced on the Business Day the request for redemption is received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Redemption—Redemption Transaction Fee”).

The Cash Transaction Funds intend to pay proceeds relating to Creation Unit redemptions principally in cash. Redemption proceeds will be delivered, less a redemption transaction fee (see the section of this SAI entitled “Purchase and Redemption of Creation Units—Redemption—Redemption Transaction Fee”).

The right of redemption may be suspended or the date of payment postponed (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.

Deliveries of redemption proceeds by a Fund generally will be made within three Business Days (that is “T+3”). However, as discussed in Appendix B, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+3 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. For each country relating to a Fund, Appendix B hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of the Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix B to be the maximum number of days necessary to deliver redemption proceeds.

In the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix B hereto where more than seven calendar days would be needed).

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Distributor after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Fund Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. New York Time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Distributor receives an order for redemption outside the Clearing Process, the Distributor will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered and the Cash Redemption Amount, if any, by the third Business Day following the Transmittal Date.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. New York time the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem Fund Shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Redemption Transaction Fee

Investors will be required to pay to the Custodian a fixed transaction fee (the “Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee for each redemption order is set forth below:

Fund Name	Redemption Transaction Fee
IQ Candriam SRI US Equity ETF	$750
IQ Candriam SRI World Equity ETF	$7500
IQ Candriam SRI International Equity ETF	$5000
IQ Candriam SRI European Equity ETF	$4000
IQ Candriam SRI Asia Pacific Equity ETF	$2500

An additional variable fee of up to four times the fixed transaction fee (expressed as a percentage value of the Fund Securities) may be imposed for (1) redemptions effected outside the Clearing Process and (2) cash redemptions (to offset the Trust’s brokerage and other transaction costs associate with the sale of Fund Securities). Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.

In order to seek to replicate the in-kind redemption order process for creation orders executed in whole or in part with cash, the Trust expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Trust and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes.

Cash Creations and Redemptions

The Trust reserves the right to offer a “cash” option for creations and redemptions of Shares, although it has no current intention of doing so for Funds other than the Cash Transaction Funds. In each instance of such cash creations and redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations and redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Determination of Net Asset Value (NAV).”

The NAV per Share for each Fund is computed by dividing the value of the net assets of each Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In computing each Fund’s NAV, each Fund’s portfolio securities are valued based on market quotations. When market quotations are not readily available for a portfolio security a Fund must use such security’s fair value as determined in good faith in accordance with the Fund’s Fair Value Pricing Procedures which are approved by the Board of Trustees.

The value of each Fund’s portfolio securities is based on such securities’ closing price on local markets, when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, a Fund may fair value foreign equity portfolio securities each day the Fund calculates its NAV. Accordingly, a Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Indices. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

General Policies

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

Dividends from net investment income are declared and paid at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for each Fund to improve its Underlying Index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. In addition, the Trust may distribute at least annually amounts representing the full dividend yield on the underlying Portfolio Securities of the Funds, net of expenses of the Funds, as if each Fund owned such underlying Portfolio Securities for the entire dividend period in which case some portion of each distribution may result in a return of capital for tax purposes for certain shareholders.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust. The Trust may make additional distributions to the extent necessary (i) to distribute the entire annual “investment company taxable income” of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a “regulated investment company” (a “RIC”) or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Funds. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

U.S. FEDERAL INCOME TAXATION

Set forth below is a discussion of certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of Shares. It is based upon the Code, the regulations promulgated thereunder, judicial authorities, and administrative rulings and practices as in effect as of the date of this SAI, all of which are subject to change, possibly with retroactive effect. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

This summary assumes that a Fund’s shareholder holds Shares as capital assets within the meaning of the Code, and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares, and does not address the tax considerations to Fund shareholders holding Shares through a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules, such as U.S. tax-exempt entities. This discussion does not discuss any aspect of U.S. state, local, estate, gift or non-U.S. tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in Shares based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (“IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, non-U.S. or other taxing jurisdiction.

Tax Treatment of the Funds

In General. Each Fund intends to qualify and elect to be treated as a separate RIC under the Code. To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains), and (ii) certain net tax-exempt income. As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders.

Failure to Maintain RIC Status. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. Distributions from a non-qualifying Fund’s earnings and profits will be taxable to the Fund’s shareholders as regular dividends, possibly eligible for (i) in the case of an individual Fund shareholder, treatment as a qualifying dividend (as discussed below) subject to tax at preferential long-term capital gains rates or (ii) in the case of a corporate Fund shareholder, a dividends-received deduction. The remainder of this discussion assumes that the Funds will qualify for the special tax treatment accorded to RICs.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within the calendar year. Each Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

Phantom Income. With respect to some or all of its investments, a Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include as interest income a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling portfolio securities. The Fund may realize gains or losses from such sales, in which event the Fund’s shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

PFIC Investments. The Fund may purchase shares in a non-U.S. corporation treated as a “passive foreign investment company” (“PFIC”) for U.S. federal income tax purposes. As a result, the Fund may be subject to increased U.S. federal income tax (plus charges in the nature of interest on previously-deferred income taxes on the PFIC’s income) on “excess distributions” made on or gain from a sale (or other disposition) of the PFIC shares even if the Fund distributes the excess distributions to its shareholders.

In lieu of the increased income tax and deferred tax interest charges on excess distributions on and dispositions of a PFIC’s shares, the Fund can elect to treat the underlying PFIC as a “qualified electing fund,” provided that the PFIC agrees to provide the Fund with adequate information regarding its annual financial results and other aspects of its operations. With a “qualified electing fund” election in place, the Fund must include in its income each year its share (whether distributed or not) of the ordinary earnings and net capital gain of the PFIC.

In the alternative, the Fund can elect, under certain conditions, to mark-to-market at the end of each taxable year its PFIC shares. The Fund would recognize as ordinary income any increase in the value of the PFIC shares and as an ordinary loss (up to any prior net income resulting from the mark-to-market election) any decrease in the value of the PFIC shares.

With a “mark-to-market” or “qualified election fund” election in place on a PFIC, the Fund might be required to recognize in a year income in excess of its actual distributions on and proceeds from dispositions of the PFIC’s shares. Any such income would be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Futures Contracts. A Fund may be required to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts. In addition, a Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund. Income from futures contracts may be subject to the RIC distribution requirements and would be taken into account for purposes of the 4% excise tax (described above).

Foreign Currency Transactions. Gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income, expenses or other items denominated in a foreign currency and the time the Fund actually collects or pays such items are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts or futures contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, generally are also treated as ordinary income or loss.

U.S. Real Property Interests. If a Fund is a “U.S. real property holding corporation,” (as defined below in “—Special Issues for Non-U.S. Shareholders”—“Investments in U.S. Real Property,” taking certain special rules into account) and is treated as a “domestically controlled RIC” (i.e., 50% or more in value of the Fund’s stock is owned by U.S. persons at all times during the relevant testing period), distributions of “U.S. real property interests” (“USRPIs”) by such Fund, including in redemption of a non-U.S. shareholder’s Shares of the Fund, will cause the Fund to recognize gain. If the Fund is required to recognize gain, the amount of gain recognized will equal the fair market value of such USRPIs over the Fund’s adjusted bases to the extent of the greatest “foreign ownership percentage” of the Fund during the five-year period ending on the date of the distribution.

Special or Uncertain Tax Consequences. A Fund’s investment or other activities could be subject to special and complex tax rules that may produce differing tax consequences, such as disallowing or limiting the use of losses or deductions (such as the “wash sale” rules), causing the recognition of income or gain without a corresponding receipt of cash, affecting the time as to when a purchase or sale of stock or securities is deemed to occur or altering the characterization of certain complex financial transactions. Each Fund will monitor its investment activities for any adverse effects that may result from these special tax rules.

A Fund may engage in investment or other activities the treatment of which may not be clear or may be subject to recharacterization by the IRS. In particular, the tax treatment of swaps and other derivatives and income from foreign currency transactions is unclear for purposes of determining a Fund’s status as a RIC. If a final determination on the tax treatment of a Fund’s investment or other activities differs from the Fund’s original expectations, the final determination could adversely affect the Fund’s status as a RIC or the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell assets, alter its portfolio or take other action in order to comply with the final determination.

Tax Treatment of Fund Shareholders

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (other than, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) generally are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualifying dividend income to certain individual Fund shareholders are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, provided that certain holding period and other requirements are met at both the shareholder and the Fund level.

Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays income tax on the retained net capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis of the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund.

Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 20%.

In addition, high-income individuals (and certain trusts and estates) are subject to a 3.8% Medicare tax on “net investment income,” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

To the extent that a Fund makes a distribution of income received by such Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

REIT/REMIC Investments. A Fund may invest in “real estate investment trusts” (“REITs”) owning residual interests in “real estate mortgage investment conduits” (“REMICs”). Income from a REIT to the extent attributable to a REMIC residual interest (known as “excess inclusion” income) is allocated to a Fund’s shareholders in proportion to the dividends received from the Fund, producing the same income tax consequences as if the Fund shareholders directly received the excess inclusion income. In general, excess inclusion income (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes “unrelated business taxable income” to certain entities (such as a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity), and (iii) in the case of a non-U.S. shareholder, does not qualify for any withholding tax reduction or exemption. In addition, if at any time during any taxable year certain types of entities own Shares, the Fund will be subject to a tax equal to the product of (i) the excess inclusion income allocable to such entities and (ii) the highest U.S. federal income tax rate imposed on corporations. A Fund also is subject to information reporting with respect to any excess inclusion income.

Sales of Shares. Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares. Legislation passed by Congress requires reporting of adjusted cost basis information for “covered securities,” which generally include shares of a RIC acquired on or after January 1, 2012, to the IRS and to taxpayers. Shareholders should contact their brokers to obtain information with respect to the available cost basis reporting methods and available elections for their accounts.

Creation Unit Issues and Redemptions. On an issue of Shares as part of a Creation Unit, made by means of an in-kind deposit, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind by a payment of Fund Securities, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on an issue or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Fund Shares.

Foreign Income Taxes. A Fund may be subject to foreign income taxes and may be able to elect to pass-along such taxes to its shareholders. If this election is available and the Fund elects such treatment, each shareholder will (i) include in gross income, as an additional distribution, even though not actually received, the shareholder’s pro rata share of the Fund’s qualifying foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax), subject to various limitations of the Code, the shareholder’s pro rata share of the Fund’s qualifying foreign income taxes. Please consult your tax advisor regarding whether you will be able to use such a credit against your tax liability.

Back-Up Withholding. A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in a Fund) may be required to report certain information on a Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a 28% rate from all taxable distributions and redemption and sale proceeds payable to the Fund shareholder if the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (in the case of a U.S. individual, a social security number) or a completed exemption certificate (e.g., IRS Form W-8BEN or W-8BEN-E, as applicable, in the case of a non-U.S. Fund shareholder) or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s federal income tax liability.

Tax Shelter Reporting Regulations. If a Fund shareholder recognizes a loss with respect to Shares of $2 million or more (for an individual Fund shareholder) or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the Fund shareholder may be required file a disclosure statement with the IRS. Significant penalties may be imposed upon the failure to comply with these reporting rules. Shareholders should consult their tax advisors to determine the applicability of these rules in light of their individual circumstances.

Special Issues for Non-U.S. Shareholders

In General. In general, ordinary income dividends distributed by a Fund to a non-U.S. shareholder (as determined for U.S. tax purposes), including distributions of net short-term capital gains and other amounts that would not be subject to U.S. withholding tax if paid directly to a non-U.S. shareholder, will be subject, in general, to U.S. withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty), subject to certain exceptions for “interest-related dividends,” and “short-term capital gain dividends.”

In general, “interest-related dividends” and “short-term capital gain dividends” will not be subject to U.S. federal withholding tax, provided that the non-U.S. Fund shareholder furnished the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the Fund shareholder’s non-U.S. status and the Fund did not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by a Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by a Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, a Fund may treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

Under current law, non-U.S. shareholders generally will be exempt from U.S. federal income tax (including withholding at the source) with respect to distributions of a Fund’s net capital gain and with respect to gain on a sale or exchange of Shares unless (i) in the case of an individual non-U.S. Fund shareholder, the Fund shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) such distributions or gain are subject to the Foreign Investment in Real Property Tax Act (“FIRPTA”), as described below (see—“Investments in U.S. Real Property”).

To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through withholding, a non-U.S. Fund shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. Fund shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. federal income tax return.

Investments in U.S. Real Property. Under FIRPTA, a non-U.S. shareholder (as determined for U.S. tax purposes) generally will be subject to U.S. federal income tax on the sale or exchange of Shares if (i) the Fund was a “U.S. real property holding corporation” (as defined below) during the shorter of the period during which the non-U.S. shareholder held such Shares and the five-year period ending on the date of the disposition of those Shares and (ii) the non-U.S. shareholder actually or constructively held more than 5% of the Shares of the same class during such period. Any such gain will be taxed in the same manner as for a U.S. Fund shareholder.

Unless treated as a domestically controlled RIC, a Fund will be a “U.S. real property holding corporation” if the fair market value of its USRPIs (which includes shares of U.S. real property holding corporations and certain participating debt securities) equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business.

Furthermore, special rules apply under FIRPTA in respect of distributions attributable to gains from USRPIs. If a Fund is a U.S. real property holding corporation (taking certain special rules into account), distributions by the Fund to a non-U.S. shareholder owning more than 5% of a class of Shares at any time during the prior one-year period will be treated as income effectively connected with a U.S. trade or business where such distributions are attributable to gains from “U.S. real property interests” (including, among other things, gain from the sale of shares in certain “non-domestically controlled” REITs and certain capital gain dividends from REITs). Such distributions generally will be subject to tax at the same graduated rates applicable to U.S. Fund shareholders and, in the case of a non-U.S. corporate Fund shareholder, a “branch profits” tax at a rate of 30% (or other applicable lower treaty rate). Such distributions will be subject to U.S. federal withholding tax and generally will give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. federal income tax return.

Where a non-U.S. shareholder owns 5% or less (by class) of a Fund’s Shares, even if the Fund is treated as a U.S. real property holding corporation, distributions by the Fund to the non-U.S. shareholder that are attributable to gains from USRPIs will not be treated as income effectively connected with a U.S. trade or business. However, such distributions will be treated as ordinary dividends subject to a 30% withholding tax or lower applicable treaty rate.

Non-U.S. shareholders that engage in certain “wash sale” and/or substitute dividend payment transactions the effect of which is to avoid the receipt of distributions from the Fund that would be treated as gain effectively connected with a United States trade or business will be treated as having received such distributions.

All shareholders of the Fund should consult their tax advisers regarding the application of the rules described above.

Foreign Account Tax Compliance Act. The U.S. Foreign Account Tax Compliance Act ("FATCA") generally imposes a 30% withholding tax on "withholdable payments" (defined below) made to a "foreign financial institution" ("FFI"), unless the FFI enters into an agreement with the IRS to provide information regarding its U.S. accounts (which would include certain accounts held by non-U.S. entities with U.S. owners) and satisfy certain due diligence and other specified requirements. FATCA also generally imposes a 30% withholding tax on "withholdable payments" made to a "non-financial foreign entity" (“NFFE”) unless such NFFE provides certain information about its “substantial U.S. owners” to the withholding agent or certifies that it has no such U.S. owners. The beneficial owner of a "withholdable payment" may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

"Withholdable payments" generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from, or capital gain dividends distributed by a regulated investment company which are attributable to, the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

While some parts of the FATCA rules have not been finalized, the Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. The Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

Section 351

The Trust, on behalf of each Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or any group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

OTHER INFORMATION

The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

Shareholder inquiries may be made by writing to the Trust, c/o IndexIQ Advisors LLC, 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573.

FINANCIAL STATEMENTS

As of the date of this Statement of Additional Information, the Funds have not yet commenced operations.

APPENDIX A

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Advisor exercises its proxy voting rights with regard to the holdings in each Fund’s investment portfolio with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors (collectively, the “Management”) to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

The Advisor seeks to avoid material conflicts of interest through its use of a third party proxy services vendor (the “Proxy Vendor”), which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. The Advisor engages a third party as an independent fiduciary to vote all proxies for the Funds.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Portfolio Oversight Committee for discussion and vote. Additionally, the Portfolio Oversight Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Advisor weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

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APPENDIX B

SECURITIES SETTLEMENTS FOR CREATIONS AND REDEMPTIONS

Each Fund generally intends to effect deliveries of Creation Units and Deposit Securities on a basis of “T” plus three business days. Each Fund may effect deliveries of Creation Units and Deposit Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of a Fund to effect in-kind creations and redemptions within three business days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays, but not more than twelve calendar days. In the event that a delay in a redemption settlement cycle will extend to more than twelve calendar days, the Fund will effect a cash-in-lieu redemption to the extent necessary. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring Deposit Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days in certain circumstances.

The holidays applicable to the Funds during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Funds. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

The dates of the Regular Holidays in calendar year 2016 are:

Argentina :
January 1	March 25	October 10
February 8	May 25	November 28
February 9	June 20	December 8
March 24	August 15	December 30

Australia :
January 1	April 3	October 2
January 26	April 25	October 3
March 25	June 13	December 26
March 28	August 1	December 27

Austria :
January 1	May 1	December 26
March 25	December 24
March 28	December 25

1-B

Belgium :
January 1	March 27	December 25
March 25	May 1

Brazil :
January 11	April 21	October 12
February 8	May 1	November 2
February 9	May 26	November 15
March 25	September 7	December 25

Canada :
January 1	July 1	November 11
February 15	August 1	December 26
March 25	September 5	December 27
May 23	October 10

Chile :
January 1	May 21	September 19	December 25
March 25	June 27	October 31
March 26	August 15	November 1
May 1	September 18	December 8

China :
January 1	February 15	May 6	October 4	December 26
January 18	February 16	May 30	October 5
February 8	April 4	June 9	October 6
February 9	May 2	July 4	October 7
February 10	May 3	September 5	October 10
February 11	May 4	September 15	November 11
February 12	May 5	October 3	November 24

Columbia :
January 1	March 25	June 6	August 15	December 8
January 11	May 1	July 4	October 17	December 25
March 21	May 9	July 20	November 7
March 24	May 30	August 7	November 14

Czech Republic:
January 1	September 28	December 30
March 28	October 28
July 5	November 17
July 6	December 26

2-B

Denmark :
January 1	April 22	June 5	December 31
March 24	May 5	December 24
March 25	May 6	December 25
March 28	May 16	December 26

Egypt :
January 7	May 2	July 23	October 2
January 25	July 1	September 10	October 6
April 25	July 6	September 11
May 1	July 7	September 12
Egypt markets closed on Fridays .

Finland :
January 1	May 1	December 26
March 25	December 24
March 28	December 25

France :
January 1	March 28	December 25
March 25	May 1	December 26
March 27	December 24

Germany :
January 1	March 28	December 25
March 25	May 1	December 26
March 27	October 30

Greece :
January 1	March 25	August 15
January 6	May 2	October 28
March 14	June 20	December 26

Hong Kong :
January 1	March 25	May 2	September 16
February 8	March 26	May 14	October 1
February 9	March 28	July 9	October 10
February 10	April 4	July 1	December 27

Hungary :
January 1	March 28	October 15	December 26
March 5	May 1	October 23

3-B

March 14	May 16	October 31
March 15	August 20	December 25

India :
January 26	April 14	July 6	October 11	December 25
February 19	April 15	August 15	October 12
March 7	April 19	August 25	October 31
March 24	May 1	September 13	November 14
March 25	May 21	October 2	December 12

Indonesia :
January 1	May 5	July 6	October 2
February 8	May 6	July 7	December 12
March 9	May 22	July 8	December 25
March 25	July 4	August 17	December 26
May 1	July 5	September 12

Ireland :
January 1	May 1	December 26
March 25	May 2	December 27
March 28	June 6

Israel :
March 24	June 12	October 11
April 22	August 14	October 12
April 29	October 3	October 17
May 12	October 4	October 24
The Israeli market is closed every Friday.

Italy :
January 1	May 1	December 25
March 25	March 28	December 26

Japan :
January 1	February 11	May 3	August 11	November 3
January 2	March 20	May 4	September 19	November 23
January 3	March 21	May 5	September 22	December 23
January 11	April 29	July 18	October 10	December 31

Malaysia :
January 1	May 2	June 4	August 31	October 3
February 1	May 23	July 6	September 12	October 31
February 8	May 30	July 7	September 16	December 12
February 9	May 31	July 8

4-B

Mexico :
January 1	March 25	November 21
February 1	May 1	December 12
March 21	September 16	December 25
March 24	November 2

Morocco :
January 1	September 12	November 18
January 11	September 13	December 12
July 6	September 14	December 13
July 7	October 3

Netherlands :
January 1	May 1
March 25	October 30
March 27	December 25
March 28	December 26

New Zealand :
January 1	March 25	October 24
January 4	March 28	December 26
January 25	April 25	December 27
February 1	June 6

Nigeria :
January 1	May 29	September 13	December 25
March 25	July 6	October 1
March 28	July 7	October 3
May 1	September 12	December 12

Norway :
January 1	May 5
March 24	May 16
March 25	May 17
March 28	December 25

Peru :
January 1	June 29	October 8
March 24	July 28	November 1
March 25	July 29	December 8
May 1	August 30	December 25

5-B

Philippines :
January 1	March 24	May 1	October 31	December 25
January 2	March 25	June 12	November 1	December 30
February 8	March 29	August 21	November 30	December 31
February 25	April 9	August 29	December 24

Poland :
January 1	May 1	August 15	December 26
January 6	May 3	November 1
March 27	May 15	November 11
March 28	May 26	December 25

Portugal :
January 1	May 1
March 25	December 25
March 28	December 26

Russia :
January 1	February 23	June 13
January 7	March 8	November 4
January 8	May 2	December 30
February 20	May 9

Saudi Arabia :
July 4	September 11
July 5	September 12
July 6	September 13
September 10	September 23

Singapore :
January 1	May 1	August 9
February 8	May 2	September 12
February 9	May 21	October 29
March 25	July 6	December 25

South Africa :
January 1	April 27	August 9	December 25
March 21	May 1	September 24	December 26
March 25	May 2	December 16
March 28	June 16	December 25

6-B

South Korea :
January 1	February 10	May 5	September 14	October 9
February 7	March 1	May 14	September 15	December 25
February 8	April 13	June 6	September 16
February 9	May 1	August 15	October 3

Spain :
January 1	March 28	December 25
March 25	May 1	December 26

Sweden :
January 1	May 5	November 5
January 6	June 6	December 24
March 25	June 24	December 26
March 28	June 25	December 31

Switzerland :
January 1	May 1	December 25
January 2	May 5	December 26
March 25	August 1
March 28	May 16

Taiwan :
January 1	February 10	April 4	June 9	October 10
January 30	February 11	April 5	June 10
February 7	February 12	May 1	September 10
February 8	February 28	May 2	September 15
February 9	February 29	June 4	September 16

Thailand :
January 1	April 14	May 5	July 18	October 24
February 22	April 15	May 6	July 19	December 5
April 6	May 1	May 20	August 12	December 10
April 13	May 2	July 1	October 23	December 12

Turkey :
January 1	July 5	September 11	October 2
April 23	July 6	September 12	December 2
May 1	July 7	September 13
May 19	August 30	September 14

7-B

United Kingdom :
January 1	May 30
March 25	August 29
March 28	December 26
May 2	December 27

Vietnam :
January 1	February 11
February 8	February 12
February 9	April 18
February 10

In the calendar year 2016, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for a Fund as follows:

Australia :

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/20/2016	12/29/2016	9
12/21/2016	1/2/2017	12
12/22/2016	1/3/2017	12

China :

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/3/2016	2/17/2016	14
2/4/2016	2/18/2016	14
2/5/2016	2/19/2016	14
4/27/2016	5/9/2016	12
4/28/2016	5/10/2016	12
4/29/2016	5/11/2016	12
9/28/2016	10/11/2016	13
9/29/2016	10/12/2016	13
9/30/2016	10/13/2016	13

Columbia :

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/13/2016	3/28/2016	10

Denmark :

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/16/2016	3/29/2016	8
3/22/2016	3/20/2016	8
3/23/2016	3/31/2016	8

Egypt :

Redemption Request Date	Redemption Settlement Date	Settlement Period
9/6/2016	9/14/2016	8
9/7/2016	9/15/2016	8
9/8/2016	9/18/2016	10

8-B

Hong Kong :

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/3/2016	2/11/2016	8
2/4/2016	2/12/2016	8
2/5/2016	2/15/2016	10

Indonesia :

Redemption Request Date	Redemption Settlement Date	Settlement Period
6/29/2016	7/11/2016	12
6/30/2016	7/12/2016	12
7/1/2016	7/13/2016	12

Ireland :

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/21/2016	12/29/2016	8
12/22/2016	1/2/2017	11

Israel :

Redemption Request Date	Redemption Settlement Date	Settlement Period
9/29/2016	10/9/2016	10
10/9/2016	10/18/2016	9
10/10/2016	10/19/2016	9

Japan :

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/27/2016	5/6/2016	9
4/28/2016	5/9/2016	11
5/2/2016	5/9/2016	8

Mexico :

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/18/2016	3/28/2016	10

Norway :

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/21/2016	3/29/2016	8
3/22/2016	3/30/2016	8
3/23/2016	3/31/2016	8

Philippines :

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/23/2015	1/4/2016	12

Poland :

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/30/2015	1/7/2016	8

9-B

Saudi Arabia :

Redemption Request Date	Redemption Settlement Date	Settlement Period
6/29/2016	7/7/2016	8
6/30/2016	7/10/2016	10
7/3/2016	7/11/2016	8
9/6/2016	9/15/2016	9
9/7/2016	9/18/2016	11
9/8/2016	9/19/2016	11

South Africa :

Redemption Request Date	Redemption Settlement Date	Settlement Period
3/14/2016	3/22/2016	8
3/15/2016	3/23/2016	8
3/16/2016	3/24/2016	8
3/17/2016	3/25/2016	8
3/18/2016	3/28/2016	10
4/20/2016	4/28/2016	8
4/21/2016	4/29/2016	8
4/22/2016	5/3/2016	11
4/25/2016	5/4/2016	9
4/26/2016	5/5/2016	9
4/28/2016	5/6/2016	8
4/29/2016	5/9/2016	9
6/9/2016	6/17/2016	8
6/10/2016	6/20/2016	10
6/13/2016	6/21/2016	8
6/14/2016	6/22/2016	8
6/15/2016	6/23/2016	8
8/2/2016	8/10/2016	8
8/3/2016	8/11/2016	8
8/4/2016	8/12/2016	8
8/5/2016	8/15/2016	8
8/8/2016	8/16/2016	8
12/9/2016	12/19/2016	10
12/12/2016	12/20/2016	8
12/13/2016	12/21/2016	8
12/14/2016	12/22/2016	8
12/15/2016	12/23/2016	8
12/19/2016	12/28/2016	9
12/20/2016	12/29/2016	9
12/21/2016	12/30/2016	9
12/22/2016	1/2/2017	11
12/23/2016	1/3/2017	11

Sweden :

Redemption Request Date	Redemption Settlement Date	Settlement Period
12/30/2015	1/7/2016	8

10-B

Taiwan :

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/2/2016	2/15/2016	13
2/3/2016	2/16/2016	13

Thailand :

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/8/2016	4/18/2016	10
4/11/2016	4/19/2016	8
4/12/2016	4/20/2016	8

Vietnam :

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/3/2016	2/11/2016	8
2/4/2016	2/12/2016	8
2/5/2016	2/15/2016	10

The dates of the Regular Holidays in calendar year 2017 are:

Argentina :
January 1	March 25	October 10
February 8	May 25	November 28
February 9	June 20	December 8
March 24	August 15	December 30

Australia :
January 2	April 25	December 25
January 26	June 12	December 26
April 14	August 7
April 17	October 2

Austria :
January 1	May 25	October 26	December 26
January 6	June 5	November 1
April 17	June 15	December 8
May 1	August 15	December 25

Belgium :
January 1	May 25	November 1
April 16	June 5	November 11
April 17	July 21	December 25
May 1	August 15

Brazil :
January 1	April 21	October 12
February 27	May 1	November 2
February 28	June 15	November 15
April 14	September 7	December 25

Canada :
January 2	July 3	November 13
February 20	August 7	December 25
April 14	September 4	December 26
May 22	October 9

11-B

Chile :
January 1	May 1	August 15	October 27
April 14	May 21	September 18	November 1
April 15	June 26	September 19	December 8
April 16	July 16	October 9	December 25

China :
January 1	February 15	May 6	October 4	December 26
January 18	February 16	May 30	October 5
February 8	April 4	June 9	October 6
February 9	May 2	July 4	October 7
February 10	May 3	September 5	October 10
February 11	May 4	September 15	November 11
February 12	May 5	October 3	November 24

Columbia :
January 1	April 14	June 26	August 21	December 8
January 9	May 1	July 3	October 16	December 25
March 20	May 29	July 20	November 6
April 13	June 19	August 7	November 13

Czech Republic :
January 1	September 28	December 30
March 28	October 28
July 5	November 17
July 6	December 26

Denmark :
January 1	April 17	June 5	December 26
April 13	May 12	December 24	December 31
April 14	May 25	December 25
April 16	May 26	December 26

Egypt :
January 7	April 25	July 1	September 2
January 25	May 1	July 23	September 21
April 16	June 25	August 31	October 6
April 17	June 26	September 1	December 1
Egypt markets closed on Fridays .

Finland :
January 1	May 1	December 6	December 31
January 6	May 25	December 24
April 14	June 23	December 25
April 17	June 24	December 26

France :
March 26	December 25
October 26	December 26

12-B

Germany :
January 1	May 1
March 26	October 29
April 14	December 25
April 17	December 26

Greece :
January 6	May 1	December 26
February 27	June 5
April 14	August 15
April 17	December 25

Hong Kong :
January 2	December 25
April 14	December 26
April 17

Hungary :
January 1
March 15
August 20
October 23

India :
January 26	August 15
April 14	October 2
May 1	December 25

Indonesia :
January 1
August 17
December 25

Ireland :
August 7
October 30
December 25
December 26

Israel :
March 12	May 31	September 29	October 4
April 11	August 1	September 30	October 11
April 17	September 21	October 5	October 12
May 2	September 22	October 12
The Israeli market is closed every Friday.

Italy :
January 1	December 25
April 14	December 26
April 17
May 1

13-B

Japan :
January 1	February 11	May 4	September 18	November 23
January 2	March 20	May 5	September 23	December 23
January 3	April 29	July 17	October 9
January 9	May 3	August 11	November 3

Malaysia :
January 1	August 31
February 1	September 16
May 1	December 25

Mexico :
January 1	April 14	November 20
February 6	May 1	December 12
March 20	September 16	December 25
April 13	November 2

Morocco :
January 1	July 30	September 1	December 1
January 11	August 14	September 21
May 1	August 20	November 6
July 17	August 21	November 18

Netherlands :
January 1	June 5
March 26	October 29
April 14	December 25
April 17	December 26

New Zealand :
January 2	February 6	June 5
January 3	April 14	October 23
January 23	Apr 17	December 25
January 30	April 25	December 26

Nigeria :
January 2	May 29	September 2
April 14	June 25	October 2
April 17	June 26	December 1
May 1	September 1	December 26

Norway :
April 13	May 7	December 26
April 14	May 25
April 17	June 5
May 1	December 25

Peru :
January 1	June 29	October 8
April 13	July 28	November 1
April 14	July 29	December 8
May 1	August 30	December 25

14-B

Philippines :
January 1	May 1	November 30
April 9	June 12	December 25
April 13	August 28	December 30
April 14	November 1	December 31

Poland :
January 1	May 1	November 1
January 6	May 3	November 11
April 14	June 15	December 24
April 17	August 15	December 25

Portugal :
April 14	December 26
April 17
May 1
December 25

Russia :
January 1	March 8	November 6
January 2	May 1
January 7	May 9
February 23	June 12

Saudi Arabia :
June 23	August 31	September 23
June 24	September 1
June 25	September 2
August 30	September 3
The Saudi Arabia Market is closed on Fridays.

Singapore :
January 1	August 9
January 2	December 25
April 14
May 1

South Africa :
January 1	April 17	August 9
January 2	April 27	September 24
March 21	May 1	September 25
April 14	June 16	December 16

South Korea :
January 1	January 30	May 5	October 4	December 20
January 27	March 1	June 6	October 5	December 25
January 28	May 1	August 15	October 6
January 29	May 3	October 3	October 9

Spain :
April 13	July 25	December 8
April 14	August 15	December 25

15-B

May 1	October 12
June 15	November 1

Sweden :
January 6	May 1	June 24
April 14	May 25	December 25
April 17	June 3	December 26

Switzerland :
January 2	May 25	December 25
April 14	June 5	December 26
April 17	August 1

Taiwan :
January 1	April 5	October 10
February 28	May 1

Thailand :
January 2	April 13	May 10	August 14	December 12
February 11	April 14	July 1	October 23
April 6	May 1	July 10	December 5

Turkey :
January 1	May 19
April 23	August 30
May 1	October 29

United Kingdom :
January 2	May 1	December 26
March 26	May 29	December 27
April 14	August 28
April 17	October 29

Vietnam :
January 2	January 30	September 4
January 27	April 6
January 28	May 1
January 29	May 2

Redemption : The longest redemption cycle for the Fund is a function of the longest redemption cycle among the countries whose stocks compromise the Fund.

In the calendar year 2017, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycle for the Fund as follows:

Bangladesh:

Redemption Request Date	Redemption Settlement Date	Settlement Period
6/19/2017	6/27/2017	8

16-B

China :

Redemption Request Date	Redemption Settlement Date	Settlement Period
2/3/2017	2/17/2017	14
2/6/2017	2/18/2017	12
2/7/2017	2/19/2017	12
4/27/2017	5/8/2017	11
4/28/2017	5/9/2017	11
5/1/2017	5/10/2017	9
9/28/2017	10/11/2017	13
9/29/2017	10/12/2017	13
10/2/2017	10/13/2017	11

Japan:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/28/2017	5/8/2017	9
5/1/2017	5/9/2017	8
5/2/2017	5/10/2017	8

Qatar:

Redemption Request Date	Redemption Settlement Date	Settlement Period
6/20/2017	6/28/2017	8
6/21/2017	6/29/2017	8
6/22/2017	7/2/2017	10

South Africa:

Redemption Request Date	Redemption Settlement Date	Settlement Period
4/7/2017	4/18/2017	11
4/10/2017	4/19/2017	9
4/11/2017	4/20/2017	9
4/12/2017	4/21/2017	9
4/13/2017	4/24/2017	11
4/20/2017	4/28/2017	8
4/21/2017	5/2/2017	10
4/24/2017	5/3/2017	9
4/25/2017	5/4/2017	9
4/26/2017	5/5/2017	9
4/28/2017	5/10/2017	10
6/12/2017	6/20/2017	8
6/13/2017	6/21/2017	8
6/14/2017	6/22/2017	8
6/15/2017	6/23/2017	8
8/2/2017	8/10/2017	8
8/3/2017	8/11/2017	8
8/4/2017	8/14/2017	10
8/7/2017	8/15/2017	8
8/8/2017	8/16/2017	8
9/18/2017	9/26/2017	8
9/19/2017	9/27/2017	8
9/20/2017	9/28/2017	8

17-B

9/21/2017	9/29/2017	8
9/22/2017	10/2/2017	10
12/18/2017	12/27/2017	9
12/19/2017	12/28/2017	9
12/20/2017	12/29/2017	9
12/21/2017	1/1/2017	11
12/22/2017	1/2/2017	11

South Korea:

Redemption Request Date	Redemption Settlement Date	Settlement Period
9/29/2017	10/10/2017	10
10/2/2017	10/11/2017	9

18-B

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Declaration of Trust (“Trust Instrument”) of IndexIQ ETF Trust (“Registrant”).(1)
(b)	By-Laws of Registrant.(1)
(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.) (1)
(d)(1)	Investment Advisory Agreement dated April 15, 2015, between the Registrant and IndexIQ Advisors LLC (“Advisor”), as adviser for the Registrant and each of its investment portfolios (the “Funds”). (2)
(d)(2)	Notice of Fee Waiver dated May 9, 2016, between Registrant and Advisor, for IQ Enhanced Core Bond U.S. ETF and IQ Enhanced Core Plus Bond U.S. ETF.(6)
(e)(1)	Distribution Agreement between ALPS Distributors, Inc. (“Distributor”) and the Registrant.(1)
(e)(2)	Form of Authorized Participation Agreement.(3)
(f)	Not applicable.
(g)	Custody Agreement between the Registrant and The Bank of New York Mellon.(1)
(h)(1)	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon.(1)
(h)(2)	Transfer Agency Agreement between the Registrant and The Bank of New York Mellon.(1)
(h)(3)	Form of Sub-License Agreement among the Registrant, the Investment Advisor and Financial Development Holdco LLC (“IndexIQ”).(1)
(h)(4)	Securities Lending Agreement between IndexIQ ETF Trust and The Bank of New York Mellon.(4)
(i)	Opinion and Consent of Kaye Scholer LLP regarding the legality of securities registered with respect to the Registrant, filed herewith.
(j)	Not applicable.
(k)	Not applicable.
(l)	Not applicable.
(m)	Plan of Distribution Pursuant to Rule 12b-1.(5)
(n)	Not applicable.
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant.(1)
(p)(2)	Code of Ethics for the Investment Advisor.(1)
(p)(3)	Code of Ethics for the Distributor.(1)
(q)	Powers of Attorney executed by Reena Aggarwal, Adam S. Patti, Michael A. Pignataro and Paul D. Schaeffer.(2)

(1)	previously filed as part of Pre-Effective Amendment No. 1 to the Registration Statement, filed on February 4, 2009.

(2)	previously filed as part of Post-Effective Amendment No. 32 to the Registration Statement, filed on May 1, 2015.

(3)	previously filed as part of Post-Effective Amendment No. 19 to the Registration Statement filed on August 29, 2011.

(4)	previously filed as part of Post-Effective Amendment No. 21 to the Registration Statement filed on August 27, 2012.

(5)	previously filed as part of Post-Effective Amendment No. 17 to the Registration Statement, filed on June 29, 2011.

(6)	previously filed as part of Post-Effective Amendment No. 60 to the Registration Statement, filed on May 9, 2016.

Item 29. Persons Controlled by or Under Common Control with Registrant.

Not Applicable.

Item 30. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant’s Trust Instrument contains the following provisions:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 3. Indemnification.

(a)	Subject to the exceptions and limitations contained in Subsection (b) below:

(i)	every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)	as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i)	who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)	in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into an Investment Advisory Agreement with its Investment Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Investment Advisor’s and Distributor’s personnel may serve as trustees and officers of the Trust. The Investment Advisory Agreement with the Fund provides that the Investment Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Advisor or from reckless disregard by the Investment Advisor of its obligations or duties under the Agreement. Under the Distribution Agreement, the Registrant will indemnify ALPS Distributors, Inc. against certain liabilities.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Trustees and officers liability policies purchased by the Registrant insure the Registrant and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Business and Other Connections of Investment Advisor.

The description of the Investment Advisor is found under the caption “Service Providers—Investment Advisor” in the Prospectus and under the caption “Management Services—Investment Advisor” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Investment Advisor provides investment advisory services to other persons or entities other than the Registrant.

Item 32. Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi- Strategy Trust, Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., Centre Funds, ETFS Trust, EGA Emerging Global Shares Trust, EGA Frontier Diversified Core Fund, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, ISI Strategy Fund, James Advantage Funds, Lattice Strategies Trust, Laudus Trust, Laudus Institutional Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Managed Municipal Fund, North American Government Bond Fund, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, PowerShares QQQ 100 Trust Series 1, Reality Shares EFT Trust, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Russell Exchange Traded Funds Trust, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel, and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
Liza Orr	Vice President, Attorney	None
Taylor Ames	Vice President, PowerShares	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

** The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

* This list does not serve as an admission that the Trust considers all of these persons listed to be officers of investment companies having the same Investment Advisor or Distributor or having an Investment Advisor or Distributor that directly or indirectly controls, is controlled by or is under common control with the Investment Advisor or Distributor.

Item 33. Location of Accounts and Records.

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

IndexIQ Advisors LLC

800 Westchester Avenue, Suite S-710

Rye Brook, NY 10573

The Bank of New York Mellon

One Wall Street

New York, NY 10286

BNY Mellon Investment Servicing (US) Inc.

201 Washington Street, 34th Floor

Boston, MA 02108

ALPS Distributors, Inc.

1625 Broadway, Suite 2200

Denver, CO 80202

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 77 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 17th day of August, 2016.

INDEXIQ ETF TRUST

By:	/s/ Adam S. Patti
Adam S. Patti
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Reena Aggarwal*	Trustee	August 17, 2016
Reena Aggarwal

/s/ Michael A. Pignataro*	Trustee	August 17, 2016
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	August 17, 2016
Paul D. Schaeffer

/s/ Adam S. Patti	Chairman, Trustee	August 17, 2016
Adam S. Patti	President and Principal
Executive Officer

/s/ David L. Fogel	Treasurer and Principal	August 17, 2016
David L. Fogel	Financial Officer

/s/ David L. Fogel
David L. Fogel, Attorney-in-fact

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED

EXHIBIT LIST

(i)	Opinion and Consent of Kaye Scholer LLP